UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Target In-Retirement Fund Class A - VTRVX

Voya Target In-Retirement Fund Class I - ISOLX

Voya Target In-Retirement Fund Class R - VRRFX

Voya Target In-Retirement Fund Class R6 - VTRWX

Voya Target Retirement 2030 Fund Class A - VTREX

Voya Target Retirement 2030 Fund Class I - IRSMX

Voya Target Retirement 2030 Fund Class R - VRRIX

Voya Target Retirement 2030 Fund Class R6 - VTRFX

Voya Target Retirement 2035 Fund Class A - VTRGX

Voya Target Retirement 2035 Fund Class I - IRSNX

Voya Target Retirement 2035 Fund Class R - VRRJX

Voya Target Retirement 2035 Fund Class R6 - VTRHX

Voya Target Retirement 2040 Fund Class A - VTRJX

Voya Target Retirement 2040 Fund Class I - IRSOX

Voya Target Retirement 2040 Fund Class R - VRRKX

Voya Target Retirement 2040 Fund Class R6 - VTRKX

Voya Target Retirement 2045 Fund Class A - VTRMX

Voya Target Retirement 2045 Fund Class I - IRSPX

Voya Target Retirement 2045 Fund Class R - VRRLX

Voya Target Retirement 2045 Fund Class R6 - VTRNX

Voya Target Retirement 2050 Fund Class A - VTROX

Voya Target Retirement 2050 Fund Class I - IRSQX

Voya Target Retirement 2050 Fund Class R - VRRMX

Voya Target Retirement 2050 Fund Class R6 - VTRPX

Voya Target Retirement 2055 Fund Class A - VTRQX

Voya Target Retirement 2055 Fund Class I - IRSVX

Voya Target Retirement 2055 Fund Class R - VRRNX

Voya Target Retirement 2055 Fund Class R6 - VTRRX

Voya Target Retirement 2060 Fund Class A - VTRSX

Voya Target Retirement 2060 Fund Class I - VRSAX

Voya Target Retirement 2060 Fund Class R - VRROX

Voya Target Retirement 2060 Fund Class R6 - VTRUX

Voya Target Retirement 2065 Fund Class A - VTAUX

Voya Target Retirement 2065 Fund Class I - VTIUX

Voya Target Retirement 2065 Fund Class R - VTURX

Voya Target Retirement 2065 Fund Class R6 - VTUFX

Voya Target Retirement 2070 Fund Class A - VTRAX

Voya Target Retirement 2070 Fund Class I - VTRTX

Voya Target Retirement 2070 Fund Class R - VTRLX

Voya Target Retirement 2070 Fund Class R6 - VTRBX

Class A: VTRVX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.34%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2016	$9,423	$10,000	$10,000	$10,000	$10,000
2017	$10,041	$10,655	$10,158	$11,753	$10,587
2018	$10,428	$11,066	$10,120	$13,145	$11,056
2019	$10,749	$11,407	$10,768	$12,975	$11,382
2020	$11,333	$12,026	$11,782	$13,680	$12,187
2021	$12,968	$13,761	$11,735	$19,404	$13,612
2022	$12,015	$12,750	$10,771	$18,089	$12,845
2023	$11,789	$12,510	$10,540	$18,243	$12,870
2024	$12,868	$13,655	$10,678	$22,540	$14,023
2025	$13,841	$14,688	$11,261	$25,617	$15,132
2026	$15,726	$16,688	$11,839	$33,371	$17,037

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	7.10%	2.72%	4.63%
Class A - Excluding Sales Charge	13.62%	3.93%	5.25%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$255,509,564
  # of Portfolio Holdings13
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$193,645

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRVX

Voya Target In-Retirement Fund

92913M716-AR

Class I: ISOLX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.14%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$267,096	$253,950	$293,825	$264,675
2018	$278,121	$253,010	$328,614	$276,400
2019	$287,676	$269,203	$324,375	$284,554
2020	$304,111	$294,562	$341,988	$304,672
2021	$348,805	$293,384	$485,110	$340,288
2022	$324,611	$269,268	$452,220	$321,130
2023	$319,534	$263,505	$456,064	$321,740
2024	$349,745	$266,945	$563,496	$350,578
2025	$377,447	$281,518	$640,424	$378,296
2026	$429,950	$295,968	$834,274	$425,918

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	13.91%	4.27%	5.57%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

Fund Statistics

  Total Net Assets$255,509,564
  # of Portfolio Holdings13
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$193,645

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISOLX

Voya Target In-Retirement Fund

92913M856-AR

Class R: VRRFX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$63	0.59%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,268	$10,660	$9,861	$10,283
2020	$10,807	$11,664	$10,397	$11,010
2021	$12,329	$11,617	$14,747	$12,297
2022	$11,390	$10,662	$13,748	$11,605
2023	$11,134	$10,434	$13,864	$11,627
2024	$12,137	$10,570	$17,130	$12,669
2025	$13,017	$11,147	$19,469	$13,670
2026	$14,759	$11,719	$25,362	$15,391

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	13.38%	3.66%	4.99%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.54%

Fund Statistics

  Total Net Assets$255,509,564
  # of Portfolio Holdings13
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$193,645

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRFX

Voya Target In-Retirement Fund

92913M278-AR

Class R6: VTRWX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$10	0.09%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date Retirement Income Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweights to emerging markets equity, U.S. large cap equity & international equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Underweights to commodities, U.S. small cap equity & EM bond were the main asset allocation detractors. On an individual holdings level, no active underlying funds detracted from performance.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,068,545	$1,015,800	$1,175,300	$1,058,700
2018	$1,112,152	$1,012,042	$1,314,456	$1,105,600
2019	$1,151,666	$1,076,812	$1,297,499	$1,138,216
2020	$1,217,703	$1,178,248	$1,367,953	$1,218,687
2021	$1,396,911	$1,173,535	$1,940,442	$1,361,152
2022	$1,300,166	$1,077,070	$1,808,880	$1,284,519
2023	$1,279,975	$1,054,021	$1,824,255	$1,286,960
2024	$1,401,585	$1,067,781	$2,253,984	$1,402,314
2025	$1,513,174	$1,126,070	$2,561,696	$1,513,184
2026	$1,723,904	$1,183,874	$3,337,098	$1,703,671

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	13.93%	4.30%	5.60%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%

Fund Statistics

  Total Net Assets$255,509,564
  # of Portfolio Holdings13
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$193,645

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.3%
Fidelity 500 Index Fund	20.4%
iShares Core U.S. Aggregate Bond ETF	12.7%
Schwab U.S. TIPS ETF	10.1%
Vanguard FTSE Developed Markets ETF	8.1%
Voya Short Duration Bond Fund - Class R6	8.0%
SPDR Portfolio High Yield Bond ETF	4.1%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Equity	35.3%
Fixed Income	65.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Large Growth	0.5%
International	11.0%
Emerging Markets	3.5%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRWX

Voya Target In-Retirement Fund

92913M690-AR

Class A: VTREX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.35%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2016	$9,425	$10,000	$10,000	$10,000	$10,000
2017	$10,585	$11,231	$10,158	$11,753	$11,243
2018	$11,474	$12,174	$10,120	$13,145	$12,278
2019	$11,535	$12,239	$10,768	$12,975	$12,356
2020	$12,198	$12,942	$11,782	$13,680	$13,061
2021	$15,785	$16,748	$11,735	$19,404	$16,619
2022	$14,643	$15,537	$10,771	$18,089	$15,627
2023	$14,409	$15,288	$10,540	$18,243	$15,721
2024	$16,596	$17,610	$10,678	$22,540	$17,959
2025	$18,079	$19,182	$11,261	$25,617	$19,668
2026	$21,715	$23,041	$11,839	$33,371	$23,405

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	13.23%	5.34%	8.06%
Class A - Excluding Sales Charge	20.12%	6.59%	8.71%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$202,866,434
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$158,081

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTREX

Voya Target Retirement 2030 Fund

92913M641-AR

Class I: IRSMX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$281,445	$253,950	$293,825	$281,075
2018	$305,978	$253,010	$328,614	$306,962
2019	$308,296	$269,203	$324,375	$308,896
2020	$326,894	$294,562	$341,988	$326,534
2021	$423,943	$293,384	$485,110	$415,482
2022	$394,407	$269,268	$452,220	$390,677
2023	$389,132	$263,505	$456,064	$393,021
2024	$449,319	$266,945	$563,496	$448,974
2025	$490,569	$281,518	$640,424	$491,692
2026	$590,601	$295,968	$834,274	$585,135

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	20.39%	6.86%	8.98%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2030 Index	19.00%	7.09%	8.88%

Fund Statistics

  Total Net Assets$202,866,434
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$158,081

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSMX

Voya Target Retirement 2030 Fund

92913M781-AR

Class R: VRRIX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$66	0.60%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,964	$10,660	$9,861	$10,048
2020	$10,509	$11,664	$10,397	$10,622
2021	$13,565	$11,617	$14,747	$13,515
2022	$12,547	$10,662	$13,748	$12,708
2023	$12,331	$10,434	$13,864	$12,785
2024	$14,169	$10,570	$17,130	$14,605
2025	$15,404	$11,147	$19,469	$15,994
2026	$18,459	$11,719	$25,362	$19,034

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	19.84%	6.36%	7.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2030 Index	19.00%	7.09%	8.34%

Fund Statistics

  Total Net Assets$202,866,434
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$158,081

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRIX

Voya Target Retirement 2030 Fund

92913M245-AR

Class R6: VTRFX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$10	0.09%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2030 Index.  Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,126,535	$1,015,800	$1,175,300	$1,124,300
2018	$1,225,457	$1,012,042	$1,314,456	$1,227,848
2019	$1,235,074	$1,076,812	$1,297,499	$1,235,583
2020	$1,310,230	$1,178,248	$1,367,953	$1,306,135
2021	$1,699,709	$1,173,535	$1,940,442	$1,661,927
2022	$1,580,460	$1,077,070	$1,808,880	$1,562,710
2023	$1,561,458	$1,054,021	$1,824,255	$1,572,086
2024	$1,804,022	$1,067,781	$2,253,984	$1,795,894
2025	$1,971,908	$1,126,070	$2,561,696	$1,966,770
2026	$2,375,223	$1,183,874	$3,337,098	$2,340,539

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	20.45%	6.92%	9.04%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2030 Index	19.00%	7.09%	8.88%

Fund Statistics

  Total Net Assets$202,866,434
  # of Portfolio Holdings16
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$158,081

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	34.3%
Voya Intermediate Bond Fund - Class R6	17.4%
Vanguard FTSE Developed Markets ETF	11.6%
iShares Core U.S. Aggregate Bond ETF	9.1%
Voya Multi-Manager International Equity Fund - Class I	5.9%
Vanguard Total International Bond ETF	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	3.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Fixed Income	39.6%
Equity	60.8%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Large Growth	0.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	26.5%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRFX

Voya Target Retirement 2030 Fund

92913M633-AR

Class A: VTRGX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$38	0.34%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,725	$11,377	$10,158	$11,753	$11,350
2018	$11,746	$12,460	$10,120	$13,145	$12,526
2019	$11,720	$12,433	$10,768	$12,975	$12,513
2020	$12,387	$13,140	$11,782	$13,680	$13,160
2021	$16,582	$17,591	$11,735	$19,404	$17,401
2022	$15,379	$16,314	$10,771	$18,089	$16,344
2023	$15,185	$16,108	$10,540	$18,243	$16,434
2024	$17,854	$18,939	$10,678	$22,540	$19,184
2025	$19,601	$20,793	$11,261	$25,617	$21,149
2026	$24,128	$25,595	$11,839	$33,371	$25,736

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	16.03%	6.52%	9.21%
Class A - Excluding Sales Charge	23.10%	7.79%	9.85%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$263,579,180
  # of Portfolio Holdings14
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$212,677

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRGX

Voya Target Retirement 2035 Fund

92913M625-AR

Class I: IRSNX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$285,198	$253,950	$293,825	$283,750
2018	$313,002	$253,010	$328,614	$313,147
2019	$313,446	$269,203	$324,375	$312,833
2020	$332,288	$294,562	$341,988	$329,007
2021	$446,236	$293,384	$485,110	$435,013
2022	$415,494	$269,268	$452,220	$408,608
2023	$411,625	$263,505	$456,064	$410,855
2024	$485,306	$266,945	$563,496	$479,596
2025	$533,926	$281,518	$640,424	$528,729
2026	$658,864	$295,968	$834,274	$643,392

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	23.40%	8.10%	10.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2035 Index	21.69%	8.14%	9.92%

Fund Statistics

  Total Net Assets$263,579,180
  # of Portfolio Holdings14
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$212,677

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSNX

Voya Target Retirement 2035 Fund

92913M799-AR

Class R: VRRJX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$66	0.59%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,885	$10,660	$9,861	$9,978
2020	$10,425	$11,664	$10,397	$10,494
2021	$13,917	$11,617	$14,747	$13,875
2022	$12,876	$10,662	$13,748	$13,032
2023	$12,691	$10,434	$13,864	$13,104
2024	$14,880	$10,570	$17,130	$15,296
2025	$16,292	$11,147	$19,469	$16,864
2026	$20,004	$11,719	$25,362	$20,521

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	22.79%	7.53%	9.06%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2035 Index	21.69%	8.14%	9.35%

Fund Statistics

  Total Net Assets$263,579,180
  # of Portfolio Holdings14
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$212,677

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRJX

Voya Target Retirement 2035 Fund

92913M237-AR

Class R6: VTRHX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$10	0.09%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2035 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME & Voya Intermediate Bond were the key contributors.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to emerging markets bond were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,141,218	$1,015,800	$1,175,300	$1,135,000
2018	$1,252,953	$1,012,042	$1,314,456	$1,252,586
2019	$1,253,991	$1,076,812	$1,297,499	$1,251,333
2020	$1,329,619	$1,178,248	$1,367,953	$1,316,027
2021	$1,785,324	$1,173,535	$1,940,442	$1,740,051
2022	$1,662,327	$1,077,070	$1,808,880	$1,634,430
2023	$1,646,913	$1,054,021	$1,824,255	$1,643,420
2024	$1,941,485	$1,067,781	$2,253,984	$1,918,383
2025	$2,136,700	$1,126,070	$2,561,696	$2,114,914
2026	$2,638,562	$1,183,874	$3,337,098	$2,573,569

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	23.49%	8.13%	10.19%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2035 Index	21.69%	8.14%	9.92%

Fund Statistics

  Total Net Assets$263,579,180
  # of Portfolio Holdings14
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$212,677

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	41.5%
Voya Intermediate Bond Fund - Class R6	14.3%
Vanguard FTSE Developed Markets ETF	13.3%
iShares Core U.S. Aggregate Bond ETF	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.6%
iShares Core S&P Mid-Cap ETF	3.1%
Vanguard Long-Term Treasury ETF	3.1%
Vanguard FTSE Emerging Markets ETF	3.1%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Total International Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	29.4%
Equity	72.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.2%
US Large Growth	0.5%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.3%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRHX

Voya Target Retirement 2035 Fund

92913M617-AR

Class A: VTRJX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$42	0.37%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2016	$9,422	$10,000	$10,000	$10,000	$10,000
2017	$10,804	$11,467	$10,158	$11,753	$11,427
2018	$11,892	$12,622	$10,120	$13,145	$12,705
2019	$11,792	$12,515	$10,768	$12,975	$12,635
2020	$12,484	$13,250	$11,782	$13,680	$13,240
2021	$17,237	$18,294	$11,735	$19,404	$17,966
2022	$16,011	$16,993	$10,771	$18,089	$16,876
2023	$15,881	$16,855	$10,540	$18,243	$16,981
2024	$19,020	$20,186	$10,678	$22,540	$20,186
2025	$21,027	$22,317	$11,261	$25,617	$22,380
2026	$26,576	$28,206	$11,839	$33,371	$27,844

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	19.13%	7.76%	10.27%
Class A - Excluding Sales Charge	26.39%	9.04%	10.93%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$148,950,635
  # of Portfolio Holdings13
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$129,483

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRJX

Voya Target Retirement 2040 Fund

92913M591-AR

Class I: IRSOX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.13%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$287,078	$253,950	$293,825	$285,675
2018	$316,915	$253,010	$328,614	$317,613
2019	$315,048	$269,203	$324,375	$315,867
2020	$334,163	$294,562	$341,988	$330,997
2021	$462,380	$293,384	$485,110	$449,162
2022	$431,145	$269,268	$452,220	$421,898
2023	$428,542	$263,505	$456,064	$424,514
2024	$515,123	$266,945	$563,496	$504,642
2025	$570,946	$281,518	$640,424	$559,494
2026	$723,611	$295,968	$834,274	$696,091

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	26.74%	9.37%	11.21%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2040 Index	24.41%	9.16%	10.78%

Fund Statistics

  Total Net Assets$148,950,635
  # of Portfolio Holdings13
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$129,483

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSOX

Voya Target Retirement 2040 Fund

92913M815-AR

Class R: VRRKX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.62%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,816	$10,660	$9,861	$9,933
2020	$10,365	$11,664	$10,397	$10,409
2021	$14,272	$11,617	$14,747	$14,125
2022	$13,227	$10,662	$13,748	$13,268
2023	$13,085	$10,434	$13,864	$13,350
2024	$15,638	$10,570	$17,130	$15,870
2025	$17,247	$11,147	$19,469	$17,595
2026	$21,733	$11,719	$25,362	$21,891

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	26.01%	8.77%	10.19%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2040 Index	24.41%	9.16%	10.23%

Fund Statistics

  Total Net Assets$148,950,635
  # of Portfolio Holdings13
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$129,483

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRKX

Voya Target Retirement 2040 Fund

92913M229-AR

Class R6: VTRKX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2040 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights to real estate investment trusts, international equity & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,149,137	$1,015,800	$1,175,300	$1,142,700
2018	$1,269,077	$1,012,042	$1,314,456	$1,270,454
2019	$1,262,121	$1,076,812	$1,297,499	$1,263,466
2020	$1,340,408	$1,178,248	$1,367,953	$1,323,986
2021	$1,856,654	$1,173,535	$1,940,442	$1,796,650
2022	$1,730,464	$1,077,070	$1,808,880	$1,687,593
2023	$1,720,704	$1,054,021	$1,824,255	$1,698,056
2024	$2,069,080	$1,067,781	$2,253,984	$2,018,569
2025	$2,294,017	$1,126,070	$2,561,696	$2,237,976
2026	$2,905,667	$1,183,874	$3,337,098	$2,784,364

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	26.66%	9.37%	11.26%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2040 Index	24.41%	9.16%	10.78%

Fund Statistics

  Total Net Assets$148,950,635
  # of Portfolio Holdings13
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$129,483

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	46.9%
Vanguard FTSE Developed Markets ETF	15.6%
Voya Intermediate Bond Fund - Class R6	10.4%
Voya Multi-Manager International Equity Fund - Class I	7.6%
iShares Core S&P Mid-Cap ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Vanguard Long-Term Treasury ETF	3.1%
Voya VACS Series EME Fund	2.9%
iShares Core U.S. Aggregate Bond ETF	2.5%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Fixed Income	18.0%
Equity	83.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.7%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRKX

Voya Target Retirement 2040 Fund

92913M583-AR

Class A: VTRMX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.36%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,815	$11,472	$10,158	$11,753	$11,492
2018	$11,947	$12,673	$10,120	$13,145	$12,823
2019	$11,782	$12,498	$10,768	$12,975	$12,712
2020	$12,443	$13,199	$11,782	$13,680	$13,285
2021	$17,504	$18,568	$11,735	$19,404	$18,310
2022	$16,287	$17,277	$10,771	$18,089	$17,204
2023	$16,181	$17,164	$10,540	$18,243	$17,328
2024	$19,617	$20,810	$10,678	$22,540	$20,839
2025	$21,778	$23,102	$11,261	$25,617	$23,200
2026	$27,947	$29,645	$11,839	$33,371	$29,304

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	20.94%	8.52%	10.82%
Class A - Excluding Sales Charge	28.33%	9.81%	11.48%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$234,434,295
  # of Portfolio Holdings12
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$227,738

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRMX

Voya Target Retirement 2045 Fund

92913M575-AR

Class I: IRSPX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.15%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$287,802	$253,950	$293,825	$287,300
2018	$318,510	$253,010	$328,614	$320,569
2019	$315,252	$269,203	$324,375	$317,812
2020	$333,804	$294,562	$341,988	$332,114
2021	$471,351	$293,384	$485,110	$457,753
2022	$439,937	$269,268	$452,220	$430,104
2023	$438,704	$263,505	$456,064	$433,201
2024	$533,539	$266,945	$563,496	$520,967
2025	$594,200	$281,518	$640,424	$579,989
2026	$764,233	$295,968	$834,274	$732,593

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.61%	10.15%	11.82%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2045 Index	26.31%	9.86%	11.35%

Fund Statistics

  Total Net Assets$234,434,295
  # of Portfolio Holdings12
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$227,738

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSPX

Voya Target Retirement 2045 Fund

92913M823-AR

Class R: VRRLX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.61%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,758	$10,660	$9,861	$9,904
2020	$10,279	$11,664	$10,397	$10,349
2021	$14,430	$11,617	$14,747	$14,264
2022	$13,388	$10,662	$13,748	$13,403
2023	$13,261	$10,434	$13,864	$13,499
2024	$16,022	$10,570	$17,130	$16,234
2025	$17,753	$11,147	$19,469	$18,073
2026	$22,723	$11,719	$25,362	$22,829

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	27.99%	9.51%	10.81%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2045 Index	26.31%	9.86%	10.80%

Fund Statistics

  Total Net Assets$234,434,295
  # of Portfolio Holdings12
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$227,738

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRLX

Voya Target Retirement 2045 Fund

92913M211-AR

Class R6: VTRNX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2045 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. An underweight to real estate investment trusts & overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight to U.S. small cap equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,150,853	$1,015,800	$1,175,300	$1,149,200
2018	$1,275,424	$1,012,042	$1,314,456	$1,282,277
2019	$1,261,942	$1,076,812	$1,297,499	$1,271,250
2020	$1,337,387	$1,178,248	$1,367,953	$1,328,456
2021	$1,888,861	$1,173,535	$1,940,442	$1,831,011
2022	$1,764,158	$1,077,070	$1,808,880	$1,720,418
2023	$1,757,857	$1,054,021	$1,824,255	$1,732,805
2024	$2,138,159	$1,067,781	$2,253,984	$2,083,868
2025	$2,381,349	$1,126,070	$2,561,696	$2,319,957
2026	$3,062,886	$1,183,874	$3,337,098	$2,930,373

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	28.62%	10.15%	11.84%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2045 Index	26.31%	9.86%	11.35%

Fund Statistics

  Total Net Assets$234,434,295
  # of Portfolio Holdings12
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$227,738

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	51.8%
Vanguard FTSE Developed Markets ETF	17.9%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Intermediate Bond Fund - Class R6	6.0%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya VACS Series EME Fund	2.9%
SPDR Portfolio High Yield Bond ETF	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	1.2%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.4)%
Fixed Income	10.1%
Equity	91.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRNX

Voya Target Retirement 2045 Fund

92913M567-AR

Class A: VTROX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$45	0.39%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,825	$11,483	$10,158	$11,753	$11,551
2018	$11,972	$12,700	$10,120	$13,145	$12,928
2019	$11,786	$12,503	$10,768	$12,975	$12,788
2020	$12,428	$13,184	$11,782	$13,680	$13,353
2021	$17,520	$18,586	$11,735	$19,404	$18,551
2022	$16,247	$17,236	$10,771	$18,089	$17,425
2023	$16,144	$17,126	$10,540	$18,243	$17,552
2024	$19,671	$20,867	$10,678	$22,540	$21,238
2025	$21,866	$23,196	$11,261	$25,617	$23,661
2026	$28,335	$30,058	$11,839	$33,371	$30,089

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	22.11%	8.79%	10.98%
Class A - Excluding Sales Charge	29.58%	10.09%	11.63%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$116,071,532
  # of Portfolio Holdings11
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$116,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTROX

Voya Target Retirement 2050 Fund

92913M559-AR

Class I: IRSQX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.21%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$287,665	$253,950	$293,825	$288,775
2018	$319,220	$253,010	$328,614	$323,197
2019	$315,081	$269,203	$324,375	$319,706
2020	$333,563	$294,562	$341,988	$333,837
2021	$471,163	$293,384	$485,110	$463,767
2022	$438,331	$269,268	$452,220	$435,616
2023	$437,421	$263,505	$456,064	$438,796
2024	$534,344	$266,945	$563,496	$530,942
2025	$595,735	$281,518	$640,424	$591,535
2026	$772,755	$295,968	$834,274	$752,218

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	29.72%	10.40%	11.95%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2050 Index	27.16%	10.15%	11.64%

Fund Statistics

  Total Net Assets$116,071,532
  # of Portfolio Holdings11
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$116,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSQX

Voya Target Retirement 2050 Fund

92913M831-AR

Class R: VRRMX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$73	0.64%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,729	$10,660	$9,861	$9,882
2020	$10,244	$11,664	$10,397	$10,319
2021	$14,404	$11,617	$14,747	$14,335
2022	$13,321	$10,662	$13,748	$13,465
2023	$13,200	$10,434	$13,864	$13,563
2024	$16,029	$10,570	$17,130	$16,411
2025	$17,789	$11,147	$19,469	$18,284
2026	$22,981	$11,719	$25,362	$23,251

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	29.19%	9.80%	10.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2050 Index	27.16%	10.15%	11.05%

Fund Statistics

  Total Net Assets$116,071,532
  # of Portfolio Holdings11
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$116,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRMX

Voya Target Retirement 2050 Fund

92913M195-AR

Class R6: VTRPX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$14	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2050 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equities were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,151,110	$1,015,800	$1,175,300	$1,155,100
2018	$1,277,917	$1,012,042	$1,314,456	$1,292,788
2019	$1,260,743	$1,076,812	$1,297,499	$1,278,826
2020	$1,335,137	$1,178,248	$1,367,953	$1,335,350
2021	$1,888,909	$1,173,535	$1,940,442	$1,855,068
2022	$1,758,046	$1,077,070	$1,808,880	$1,742,465
2023	$1,753,621	$1,054,021	$1,824,255	$1,755,185
2024	$2,142,791	$1,067,781	$2,253,984	$2,123,769
2025	$2,389,742	$1,126,070	$2,561,696	$2,366,140
2026	$3,105,662	$1,183,874	$3,337,098	$3,008,871

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	29.96%	10.46%	12.00%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2050 Index	27.16%	10.15%	11.64%

Fund Statistics

  Total Net Assets$116,071,532
  # of Portfolio Holdings11
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$116,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.7%
Vanguard FTSE Developed Markets ETF	19.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
Vanguard FTSE Emerging Markets ETF	4.6%
iShares Core S&P Mid-Cap ETF	4.1%
Voya Intermediate Bond Fund - Class R6	4.0%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Fixed Income	5.0%
Equity	96.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Large Growth	0.5%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRPX

Voya Target Retirement 2050 Fund

92913M542-AR

Class A: VTRQX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.36%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,840	$11,499	$10,158	$11,753	$11,593
2018	$11,990	$12,719	$10,120	$13,145	$12,989
2019	$11,788	$12,505	$10,768	$12,975	$12,841
2020	$12,443	$13,199	$11,782	$13,680	$13,388
2021	$17,598	$18,667	$11,735	$19,404	$18,675
2022	$16,296	$17,287	$10,771	$18,089	$17,539
2023	$16,203	$17,188	$10,540	$18,243	$17,671
2024	$19,746	$20,946	$10,678	$22,540	$21,391
2025	$21,975	$23,311	$11,261	$25,617	$23,874
2026	$28,595	$30,332	$11,839	$33,371	$30,505

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	22.67%	8.90%	11.08%
Class A - Excluding Sales Charge	30.12%	10.20%	11.74%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$155,937,773
  # of Portfolio Holdings11
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$156,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRQX

Voya Target Retirement 2055 Fund

92913M534-AR

Class I: IRSVX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.21%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$288,297	$253,950	$293,825	$289,825
2018	$319,657	$253,010	$328,614	$324,720
2019	$315,241	$269,203	$324,375	$321,018
2020	$334,033	$294,562	$341,988	$334,693
2021	$473,971	$293,384	$485,110	$466,864
2022	$440,632	$269,268	$452,220	$438,479
2023	$439,254	$263,505	$456,064	$441,767
2024	$537,574	$266,945	$563,496	$534,767
2025	$599,685	$281,518	$640,424	$596,841
2026	$781,547	$295,968	$834,274	$762,623

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	30.33%	10.52%	12.07%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2055 Index	27.78%	10.31%	11.80%

Fund Statistics

  Total Net Assets$155,937,773
  # of Portfolio Holdings11
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$156,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSVX

Voya Target Retirement 2055 Fund

92913M849-AR

Class R: VRRNX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.61%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,718	$10,660	$9,861	$9,877
2020	$10,235	$11,664	$10,397	$10,297
2021	$14,425	$11,617	$14,747	$14,364
2022	$13,328	$10,662	$13,748	$13,491
2023	$13,218	$10,434	$13,864	$13,592
2024	$16,071	$10,570	$17,130	$16,453
2025	$17,835	$11,147	$19,469	$18,363
2026	$23,132	$11,719	$25,362	$23,463

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	29.70%	9.91%	11.06%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2055 Index	27.78%	10.31%	11.18%

Fund Statistics

  Total Net Assets$155,937,773
  # of Portfolio Holdings11
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$156,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRNX

Voya Target Retirement 2055 Fund

92913M187-AR

Class R6: VTRRX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2055 Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selection had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,153,764	$1,015,800	$1,175,300	$1,159,300
2018	$1,280,903	$1,012,042	$1,314,456	$1,298,880
2019	$1,263,607	$1,076,812	$1,297,499	$1,284,072
2020	$1,337,865	$1,178,248	$1,367,953	$1,338,774
2021	$1,899,990	$1,173,535	$1,940,442	$1,867,456
2022	$1,767,116	$1,077,070	$1,808,880	$1,753,915
2023	$1,762,684	$1,054,021	$1,824,255	$1,767,069
2024	$2,156,523	$1,067,781	$2,253,984	$2,139,067
2025	$2,408,424	$1,126,070	$2,561,696	$2,387,363
2026	$3,140,215	$1,183,874	$3,337,098	$3,050,492

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	30.38%	10.57%	12.12%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2055 Index	27.78%	10.31%	11.80%

Fund Statistics

  Total Net Assets$155,937,773
  # of Portfolio Holdings11
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$156,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.0%
Vanguard FTSE Developed Markets ETF	19.3%
Voya Multi-Manager International Equity Fund - Class I	7.7%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.4%
Voya Intermediate Bond Fund - Class R6	2.0%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Fixed Income	3.0%
Equity	98.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRRX

Voya Target Retirement 2055 Fund

92913M526-AR

Class A: VTRSX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$45	0.39%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
2016	$9,429	$10,000	$10,000	$10,000	$10,000
2017	$10,846	$11,502	$10,158	$11,753	$11,623
2018	$12,000	$12,727	$10,120	$13,145	$13,043
2019	$11,789	$12,503	$10,768	$12,975	$12,902
2020	$12,450	$13,204	$11,782	$13,680	$13,482
2021	$17,665	$18,735	$11,735	$19,404	$18,796
2022	$16,382	$17,374	$10,771	$18,089	$17,642
2023	$16,284	$17,270	$10,540	$18,243	$17,782
2024	$19,848	$21,050	$10,678	$22,540	$21,532
2025	$22,087	$23,424	$11,261	$25,617	$24,025
2026	$28,748	$30,489	$11,839	$33,371	$30,704

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	22.70%	8.94%	11.14%
Class A - Excluding Sales Charge	30.16%	10.23%	11.79%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$69,406,753
  # of Portfolio Holdings11
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$69,044

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRSX

Voya Target Retirement 2060 Fund

92913M518-AR

Class I: VRSAX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.23%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$288,366	$253,950	$293,825	$290,575
2018	$319,501	$253,010	$328,614	$326,083
2019	$315,063	$269,203	$324,375	$322,562
2020	$333,639	$294,562	$341,988	$337,045
2021	$475,416	$293,384	$485,110	$469,908
2022	$442,476	$269,268	$452,220	$441,055
2023	$441,531	$263,505	$456,064	$444,540
2024	$540,062	$266,945	$563,496	$538,297
2025	$603,246	$281,518	$640,424	$600,613
2026	$785,769	$295,968	$834,274	$767,594

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	30.26%	10.57%	12.13%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2060 Index	27.80%	10.31%	11.87%

Fund Statistics

  Total Net Assets$69,406,753
  # of Portfolio Holdings11
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$69,044

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VRSAX

Voya Target Retirement 2060 Fund

92913M724-AR

Class R: VRROX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$74	0.64%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,723	$10,660	$9,861	$9,882
2020	$10,246	$11,664	$10,397	$10,326
2021	$14,492	$11,617	$14,747	$14,397
2022	$13,406	$10,662	$13,748	$13,513
2023	$13,290	$10,434	$13,864	$13,619
2024	$16,168	$10,570	$17,130	$16,492
2025	$17,939	$11,147	$19,469	$18,401
2026	$23,293	$11,719	$25,362	$23,517

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	29.85%	9.96%	11.15%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	2.02%
MSCI All Country World Index℠	30.27%	11.45%	12.24%
S&P Target Date 2060 Index	27.80%	10.31%	11.21%

Fund Statistics

  Total Net Assets$69,406,753
  # of Portfolio Holdings11
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$69,044

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRROX

Voya Target Retirement 2060 Fund

92913M179-AR

Class R6: VTRUX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2060 Index. Both asset allocation and underlying fund selection contributed. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation & underlying fund selectin had a positive impact. Underweights in real estate investment trusts & international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,154,029	$1,015,800	$1,175,300	$1,162,300
2018	$1,279,977	$1,012,042	$1,314,456	$1,304,333
2019	$1,262,567	$1,076,812	$1,297,499	$1,290,246
2020	$1,336,945	$1,178,248	$1,367,953	$1,348,178
2021	$1,904,548	$1,173,535	$1,940,442	$1,879,630
2022	$1,772,708	$1,077,070	$1,808,880	$1,764,221
2023	$1,769,340	$1,054,021	$1,824,255	$1,778,158
2024	$2,166,225	$1,067,781	$2,253,984	$2,153,190
2025	$2,417,828	$1,126,070	$2,561,696	$2,402,454
2026	$3,156,735	$1,183,874	$3,337,098	$3,070,377

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	30.56%	10.63%	12.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
S&P Target Date 2060 Index	27.80%	10.31%	11.87%

Fund Statistics

  Total Net Assets$69,406,753
  # of Portfolio Holdings11
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid$69,044

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	56.0%
Vanguard FTSE Developed Markets ETF	20.2%
Voya Multi-Manager International Equity Fund - Class I	7.3%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Fixed Income	2.5%
Equity	99.6%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRUX

Voya Target Retirement 2060 Fund

92913M492-AR

Class A: VTAUX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.36%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$9,425	$10,000	$10,000	$10,000	$10,000
2021	$12,310	$13,061	$9,776	$12,673	$12,922
2022	$11,434	$12,132	$8,972	$11,814	$12,147
2023	$11,384	$12,078	$8,780	$11,914	$12,238
2024	$13,930	$14,780	$8,895	$14,721	$14,867
2025	$15,525	$16,472	$9,380	$16,730	$16,619
2026	$20,220	$21,453	$9,862	$21,794	$21,291

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class A - Including Sales ChargeFootnote Reference*	22.74%	9.13%	12.82%
Class A - Excluding Sales Charge	30.25%	10.43%	13.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$34,651,661
  # of Portfolio Holdings11
  Portfolio Turnover Rate57%
  Investment Advisory Fees Paid$29,036

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTAUX

Voya Target Retirement 2065 Fund

92913M161-AR

Class I: VTIUX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.14%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$250,000	$250,000	$250,000	$250,000
2021	$327,294	$244,395	$316,821	$323,057
2022	$304,721	$224,306	$295,341	$303,673
2023	$304,122	$219,506	$297,851	$305,951
2024	$372,750	$222,371	$368,014	$371,675
2025	$416,646	$234,510	$418,255	$415,471
2026	$543,618	$246,548	$544,857	$532,267

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class I	30.48%	10.68%	14.23%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

Fund Statistics

  Total Net Assets$34,651,661
  # of Portfolio Holdings11
  Portfolio Turnover Rate57%
  Investment Advisory Fees Paid$29,036

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VTIUX

Voya Target Retirement 2065 Fund

92913M153-AR

Class R: VTURX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.61%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,040	$9,776	$12,673	$12,922
2022	$12,075	$8,972	$11,814	$12,147
2023	$11,995	$8,780	$11,914	$12,238
2024	$14,632	$8,895	$14,721	$14,867
2025	$16,267	$9,380	$16,730	$16,619
2026	$21,139	$9,862	$21,794	$21,291

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class R	29.95%	10.14%	13.68%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

Fund Statistics

  Total Net Assets$34,651,661
  # of Portfolio Holdings11
  Portfolio Turnover Rate57%
  Investment Advisory Fees Paid$29,036

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VTURX

Voya Target Retirement 2065 Fund

92913M146-AR

Class R6: VTUFX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$13	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑ Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance: Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2021	$1,309,176	$977,581	$1,267,285	$1,292,227
2022	$1,219,035	$897,224	$1,181,363	$1,214,693
2023	$1,217,048	$878,023	$1,191,404	$1,223,804
2024	$1,492,046	$889,486	$1,472,056	$1,486,700
2025	$1,667,970	$938,042	$1,673,020	$1,661,884
2026	$2,177,165	$986,194	$2,179,428	$2,129,067

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class R6	30.53%	10.71%	14.25%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	-0.24%
MSCI All Country World Index℠	30.27%	11.45%	14.73%
S&P Target Date 2065+ Index	28.11%	10.50%	13.82%

Fund Statistics

  Total Net Assets$34,651,661
  # of Portfolio Holdings11
  Portfolio Turnover Rate57%
  Investment Advisory Fees Paid$29,036

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	20.1%
Voya Multi-Manager International Equity Fund - Class I	7.4%
iShares Core S&P Mid-Cap ETF	4.6%
Vanguard FTSE Emerging Markets ETF	4.6%
Voya VACS Series EME Fund	3.4%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Fixed Income	2.5%
Equity	99.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTUFX

Voya Target Retirement 2065 Fund

92913M138-AR

Class A: VTRAX

Voya Target Retirement 2070 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class AFootnote Reference*	$35	0.39%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$9,425	$10,000	$10,000	$10,000	$10,000
2026	$11,489	$12,190	$10,316	$12,155	$12,043

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (8/8/2025)
Class A - Including Sales ChargeFootnote Reference*	14.89%
Class A - Excluding Sales Charge	21.90%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$5,146,609
  # of Portfolio Holdings12
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$2,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRAX

Voya Target Retirement 2070 Fund

92919X302-AR

Class I: VTRTX

Voya Target Retirement 2070 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class IFootnote Reference*	$13	0.14%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$250,000	$250,000	$250,000	$250,000
2026	$305,263	$257,909	$303,869	$301,072

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (8/8/2025)
Class I	22.11%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

Fund Statistics

  Total Net Assets$5,146,609
  # of Portfolio Holdings12
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$2,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VTRTX

Voya Target Retirement 2070 Fund

92919X401-AR

Class R: VTRLX

Voya Target Retirement 2070 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class RFootnote Reference*	$57	0.64%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2026	$12,168	$10,316	$12,155	$12,043

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (8/8/2025)
Class R	21.68%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

Fund Statistics

  Total Net Assets$5,146,609
  # of Portfolio Holdings12
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$2,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VTRLX

Voya Target Retirement 2070 Fund

92919X500-AR

Class R6: VTRBX

Voya Target Retirement 2070 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Target Retirement 2070 Fund for the period of August 8, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$13	0.14%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

Since inception from August 8, 2025 through May 31, 2026, the Fund outperformed the S&P Target Date 2065+ Index. Both asset allocation and underlying fund selection contributed.

↑Top contributors to performance: Asset allocation and underlying fund selection had a positive impact. Underweights in real estate investment trusts (REITs) and international equity, as well as an overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya VACS Series EME was the key contributor.

↓ Top detractors from performance:Overweight to U.S. mid cap equity & underweight in emerging markets equity were the main asset allocation detractors. On an individual holdings level, Voya MI Dynamic Small Cap was the key detractor.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
8/8/2025	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2026	$1,221,020	$1,031,635	$1,215,476	$1,204,289

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (8/8/2025)
Class R6	22.10%
Bloomberg U.S. Aggregate Bond Index	3.16%
MSCI All Country World Index℠	21.55%
S&P Target Date 2065+ Index	20.43%

Fund Statistics

  Total Net Assets$5,146,609
  # of Portfolio Holdings12
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$2,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Fidelity 500 Index Fund	54.1%
Vanguard FTSE Developed Markets ETF	19.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.5%
Voya VACS Series EME Fund	3.5%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%
Voya Intermediate Bond Fund - Class R6	1.5%
Vanguard Long-Term Treasury ETF	1.0%
Voya Small Cap Growth Fund - Class R6	1.0%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	2.7%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Large Growth	0.5%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRBX

Voya Target Retirement 2070 Fund

92919X609-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Sullivan, Ms. Foster and Mr. Wetzel are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal years ended May 31, 2026 and May 31, 2025.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $233,856 for the year ended May 31, 2026 and $216,000 for the year ended May 31, 2025.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2026 and $0 for the year ended May 31, 2025.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $66,551 for the year ended May 31, 2026 and $60,510 for the year ended May 31, 2025. Such services included review of excise distribution calculations (if applicable), international tax compliance services, preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2026 and $0 for the year ended May 31, 2025.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommend a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent withPCAOB Rule 3526, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:   November 13, 2025

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:        January 1, 2026 to December 31, 2026

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2026 and May 31, 2025; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2026	2025
Voya Separate Portfolios Trust	$66,551	$60,510
Voya Investments, LLC (1)	$12,815,910	$16,318,367

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

May 31, 2026

Classes A, I, R and R6

■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund
■	Voya Target Retirement 2045 Fund	■	Voya Target Retirement 2070 Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, Voya Target Retirement 2065, and Voya Target Retirement 2070 Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, Voya Target Retirement 2065 Fund, and Voya Target Retirement 2070 Fund (collectively referred to as the “Funds”) (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Voya Separate Portfolios Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Voya Target In-Retirement Fund	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the five years in the period ended May 31, 2026
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund
Voya Target Retirement 2070 Fund	For the period from August 8, 2025 (commencement of operations) through May 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2026

Statements Of Assets And Liabilities AS OF MAY 31, 2026

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2030	Retirement 2035	Retirement 2040
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$92,348,825	$58,376,176	$65,376,754	$34,166,308
Investments in unaffiliated underlying funds at fair value**	164,744,252	145,243,723	201,851,656	116,692,136
Cash	441,039	302,728	405,613	125,735
Cash collateral for futures contracts	–	–	–	42,069
Receivables:
Investments in affiliated underlying funds sold	2,752,416	1,762,923	4,613,925	2,399,297
Investments in unaffiliated underlying funds sold	2,843,033	1,833,945	2,220,306	792,479
Fund shares sold	21,510	309,110	188,121	25,730
Interest	1,082	857	1,377	421
Variation margin on futures contracts	–	–	–	408
Reimbursement due from Investment Adviser	42,682	34,066	45,440	11,335
Other assets	2,161	1,443	1,770	1,081
Total assets	263,197,000	207,864,971	274,704,962	154,256,999
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,850,632	1,083,545	1,341,852	645,729
Payable for investments in unaffiliated underlying funds purchased	1,589,221	1,787,179	2,116,274	971,850
Payable for fund shares redeemed	4,169,341	2,077,499	7,596,721	3,656,915
Payable for unified fees	39,380	30,672	40,593	22,747
Payable for distribution and shareholder service fees	33,128	17,717	26,832	7,349
Payable to trustees under the deferred compensation plan (Note 6)	2,161	1,443	1,770	1,081
Other accrued expenses and liabilities	3,573	482	1,740	693
Total liabilities	7,687,436	4,998,537	11,125,782	5,306,364
NET ASSETS	$255,509,564	$202,866,434	$263,579,180	$148,950,635
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$232,225,250	$172,534,159	$215,547,002	$116,915,383
Total distributable earnings	23,284,314	30,332,275	48,032,178	32,035,252
NET ASSETS	$255,509,564	$202,866,434	$263,579,180	$148,950,635

* Cost of investments in affiliated underlying funds	$91,556,667	$56,353,320	$61,579,884	$31,867,367
** Cost of investments in unaffiliated underlying funds	$148,841,703	$123,497,662	$167,583,629	$94,468,614

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2026 (CONTINUED)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2030	Retirement 2035	Retirement 2040
	Fund	Fund	Fund	Fund
Class A
Net assets	$148,101,901	$82,150,988	$120,377,047	$29,851,382
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,441,089	5,453,503	7,652,905	1,753,294
Net asset value and redemption price per share†	$11.90	$15.06	$15.73	$17.03
Maximum offering price per share (5.75%)(1)	$12.63	$15.98	$16.69	$18.07
Class I
Net assets	$3,747,251	$3,992,542	$4,442,235	$3,187,451
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	314,441	263,465	279,537	186,230
Net asset value and redemption price per share	$11.92	$15.15	$15.89	$17.12
Class R
Net assets	$4,084,916	$2,304,216	$4,649,974	$2,973,111
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	346,754	154,779	298,371	177,279
Net asset value and redemption price per share	$11.78	$14.89	$15.58	$16.77
Class R6
Net assets	$99,575,496	$114,418,688	$134,109,924	$112,938,691
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,349,223	7,527,025	8,447,340	6,580,264
Net asset value and redemption price per share	$11.93	$15.20	$15.88	$17.16

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2026

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$43,135,378	$20,581,430	$24,994,431	$10,465,378
Investments in unaffiliated underlying funds at fair value**	194,641,320	97,517,620	132,509,529	60,398,548
Cash	192,137	79,232	131,252	98,279
Cash collateral for futures contracts	68,115	33,893	44,966	21,245
Receivables:
Investments in affiliated underlying funds sold	2,986,544	1,900,477	1,678,189	1,344,104
Investments in unaffiliated underlying funds sold	1,164,750	285,493	310,338	130,302
Fund shares sold	51,187	77,241	67,802	31,031
Interest	597	260	373	167
Variation margin on futures contracts	675	286	438	211
Reimbursement due from Investment Adviser	15,983	7,964	9,730	4,744
Other assets	1,504	868	1,006	482
Total assets	242,258,190	120,484,764	159,748,054	72,494,491
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	731,868	266,103	202,625	74,376
Payable for investments in unaffiliated underlying funds purchased	1,068,528	447,401	731,307	460,808
Payable for fund shares redeemed	5,964,188	3,673,676	2,836,875	2,536,708
Payable for unified fees	35,984	17,881	23,644	10,709
Payable for distribution and shareholder service fees	20,895	4,924	14,381	2,574
Payable to trustees under the deferred compensation plan (Note 6)	1,504	868	1,006	482
Other accrued expenses and liabilities	928	2,379	443	2,081
Total liabilities	7,823,895	4,413,232	3,810,281	3,087,738
NET ASSETS	$234,434,295	$116,071,532	$155,937,773	$69,406,753
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$181,389,448	$86,521,256	$117,325,004	$51,672,576
Total distributable earnings	53,044,847	29,550,276	38,612,769	17,734,177
NET ASSETS	$234,434,295	$116,071,532	$155,937,773	$69,406,753

* Cost of investments in affiliated underlying funds	$38,676,806	$18,444,339	$22,142,248	$9,366,802
** Cost of investments in unaffiliated underlying funds	$154,432,778	$76,286,459	$104,721,712	$47,847,714

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2026 (continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
	Fund	Fund	Fund	Fund
Class A
Net assets	$96,719,999	$17,883,389	$66,161,324	$9,207,898
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,489,217	1,026,386	3,779,129	572,597
Net asset value and redemption price per
share†	$17.62	$17.42	$17.51	$16.08
Maximum offering price per share (5.75%)(1)	$18.69	$18.48	$18.58	$17.06
Class I
Net assets	$2,402,517	$1,150,725	$1,108,912	$1,924,610
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	135,745	65,800	62,833	119,294
Net asset value and redemption price per
share	$17.70	$17.49	$17.65	$16.13
Class R
Net assets	$1,804,610	$3,128,705	$1,563,214	$1,591,424
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	103,599	182,065	90,964	100,347
Net asset value and redemption price per
share	$17.42	$17.18	$17.18	$15.86
Class R6
Net assets	$133,507,169	$93,908,713	$87,104,323	$56,682,821
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,498,511	5,349,149	4,923,279	3,499,886
Net asset value and redemption price per
share	$17.80	$17.56	$17.69	$16.20

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements Of Assets And Liabilities AS OF MAY 31, 2026

	Voya Target	Voya Target
	Retirement 2065	Retirement 2070
	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$5,300,136	$818,620
Investments in unaffiliated underlying funds at fair value**	29,912,541	4,326,681
Short-term investments at fair value†	–	10,475
Cash	62,610	–
Cash collateral for futures contracts	10,100	1,000
Receivables:
Investments in affiliated underlying funds sold	616,219	38,347
Investments in unaffiliated underlying funds sold	65,298	5,128
Fund shares sold	17,755	2,811
Interest	165	–
Reimbursement due from Investment Adviser	2,913	593
Other assets	166	9
Total assets	35,987,903	5,203,664
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	36,581	5,487
Payable for investments in unaffiliated underlying funds purchased	300,724	39,992
Payable for fund shares redeemed	991,405	10,135
Variation margin payable on futures contracts	69	19
Payable for unified fees	5,278	756
Payable for distribution and shareholder service fees	1,974	657
Payable to trustees under the deferred compensation plan (Note 6)	166	9
Other accrued expenses and liabilities	45	–
Total liabilities	1,336,242	57,055
NET ASSETS	$34,651,661	$5,146,609
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$27,578,497	$4,400,816
Total distributable earnings	7,073,164	745,793
NET ASSETS	$34,651,661	$5,146,609
* Cost of investments in affiliated underlying funds	$4,772,455	$735,076
** Cost of investments in unaffiliated underlying funds	$24,266,952	$3,736,717
† Cost of short-term investments	$—	$10,475

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2026 (CONTINUED)

	Voya Target	Voya Target
	Retirement 2065	Retirement 2070
	Fund	Fund
Class A
Net assets	$8,976,520	$1,379,474
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	634,436	115,068
Net asset value and redemption price per share†	$14.15	$11.99
Maximum offering price per share (5.75%)(1)	$15.01	$12.72
Class I
Net assets	$1,663,174	$1,037,719
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	117,107	86,458
Net asset value and redemption price per share	$14.20	$12.00
Class R
Net assets	$292,262	$912,320
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	20,833	76,175
Net asset value and redemption price per share	$14.03	$11.98
Class R6
Net assets	$23,719,705	$1,817,096
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,670,046	151,401
Net asset value and redemption price per share	$14.20	$12.00

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2030	Retirement 2035	Retirement 2040
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,814,733	$2,179,394	$2,484,955	$1,196,131
Dividends from unaffiliated underlying funds	4,210,476	3,106,583	4,025,000	2,042,639
Interest	10,230	11,219	14,084	9,133
Other	1,370	1,104	1,481	806
Total investment income	8,036,809	5,298,300	6,525,520	3,248,709
EXPENSES:
Unified fees	411,024	336,684	451,486	246,107
Distribution and shareholder service fees:
Class A	320,062	161,728	261,704	48,664
Class R	20,955	20,449	31,713	31,489
Transfer agent fees:
Class A	4,165	5,268	4,401	3,387
Class I	3,063	3,276	3,623	2,485
Class R	148	400	288	1,199
Trustee fees and expenses	13,996	11,620	14,800	8,152
Interest expense	890	1,509	2,509	1,942
Total expenses	774,303	540,934	770,524	343,425
Waived and reimbursed fees	(217,379)	(178,603)	(238,809)	(116,624)
Net expenses	556,924	362,331	531,715	226,801
Net investment income	7,479,885	4,935,969	5,993,805	3,021,908
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,025,372	1,649,539	2,171,617	2,723,692
Sale of unaffiliated underlying funds	6,319,751	6,015,500	7,937,881	5,920,216
Capital gain distributions from affiliated underlying funds	767,421	1,382,171	2,132,509	1,270,239
Futures	(3,253)	74,764	101,694	21,306
Net realized gain	8,109,291	9,121,974	12,343,701	9,935,453
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	650,110	1,648,679	3,350,558	1,118,894
Unaffiliated underlying funds	11,310,485	18,814,462	30,590,195	18,406,538
Futures	—	—	—	(5,758)
Net change in unrealized appreciation (depreciation)	11,960,595	20,463,141	33,940,753	19,519,674
Net realized and unrealized gain	20,069,886	29,585,115	46,284,454	29,455,127
Increase in net assets resulting from operations	$27,549,771	$34,521,084	$52,278,259	$32,477,035

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,356,615	$577,071	$804,539	$365,185
Dividends from unaffiliated underlying funds	3,242,670	1,516,262	2,089,968	928,824
Interest	13,016	8,191	8,923	1,969
Other	1,282	657	881	389
Total investment income	4,613,583	2,102,181	2,904,311	1,296,367
EXPENSES:
Unified fees	391,219	199,785	267,903	118,699
Distribution and shareholder service fees:
Class A	205,759	30,176	144,324	18,187
Class R	18,513	22,831	16,375	12,837
Transfer agent fees:
Class A	1,831	2,943	125	2,149
Class I	3,316	6,130	7,377	2,433
Class R	94	1,219	14	722
Trustee fees and expenses	12,793	6,662	8,889	3,963
Interest expense	3,526	3,577	3,940	2,483
Total expenses	637,051	273,323	448,947	161,473
Waived and reimbursed fees	(163,481)	(83,691)	(111,512)	(49,655)
Net expenses	473,570	189,632	337,435	111,818
Net investment income	4,140,013	1,912,549	2,566,876	1,184,549
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,468,229	2,269,794	2,147,879	1,380,193
Sale of unaffiliated underlying funds	6,870,799	5,480,542	6,528,912	3,263,680
Capital gain distributions from affiliated underlying funds	1,836,080	928,992	1,565,965	714,430
Futures	31,484	6,886	21,242	10,522
Net realized gain	11,206,592	8,686,214	10,263,998	5,368,825
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	3,756,019	1,240,878	2,297,478	598,911
Unaffiliated underlying funds	35,647,804	17,178,151	24,198,944	10,381,625
Futures	(9,396)	(4,901)	(6,635)	(2,577)
Net change in unrealized appreciation (depreciation)	39,394,427	18,414,128	26,489,787	10,977,959
Net realized and unrealized gain	50,601,019	27,100,342	36,753,785	16,346,784
Increase in net assets resulting from operations	$54,741,032	$29,012,891	$39,320,661	$17,531,333

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya Target	Voya Target
	Retirement 2065	Retirement 2070
	Fund	Fund
		August 8, 2025(1)
		to May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$148,970	$18,454
Dividends from unaffiliated underlying funds	383,911	38,320
Interest	624	—
Other	162	—
Total investment income	533,667	56,774
EXPENSES:
Unified fees	49,801	5,357
Distribution and shareholder service fees:
Class A	16,028	1,930
Class R	1,685	3,283
Transfer agent fees:
Class A	416	—
Class I	260	—
Class R	20	—
Trustee fees and expenses	1,686	1,467
Total expenses	69,896	12,037
Waived and reimbursed fees	(20,765)	(2,573)
Net expenses	49,131	9,464
Net investment income	484,536	47,310
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	543,921	19,248
Sale of unaffiliated underlying funds	1,041,544	24,736
Capital gain distributions from affiliated underlying funds	298,606	38,633
Futures	19,561	—
Net realized gain	1,903,632	82,617
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	361,034	83,544
Unaffiliated underlying funds	4,861,170	589,964
Futures	(1,637)	16
Net change in unrealized appreciation (depreciation)	5,220,567	673,524
Net realized and unrealized gain	7,124,199	756,141
Increase in net assets resulting from operations	$7,608,735	$803,451

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	In-Retirement Fund		Retirement 2030 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$7,479,885	$3,029,252	$4,935,969	$4,129,163
Net realized gain	8,109,291	3,661,306	9,121,974	15,037,968
Net change in unrealized appreciation (depreciation)	11,960,595	(1,909,345)	20,463,141	(7,760,305)
Increase in net assets resulting from operations	27,549,771	4,781,213	34,521,084	11,406,826
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,510,960)	(1,288,210)	(5,462,538)	(668,008)
Class I	(170,566)	(122,262)	(219,063)	(244,336)
Class R	(110,819)	(25,707)	(404,791)	(63,366)
Class R6	(2,579,055)	(982,918)	(9,078,611)	(1,718,504)
Total distributions	(6,371,400)	(2,419,097)	(15,165,003)	(2,694,214)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,868,456	73,193,399	53,240,223	75,868,693
Proceeds from shares issued in merger (Note 12)	151,665,644	—	—	—
Reinvestment of distributions	6,371,400	2,419,097	15,165,003	2,694,214
	192,905,500	75,612,496	68,405,226	78,562,907
Cost of shares redeemed	(62,974,003)	(22,473,691)	(54,667,329)	(36,775,133)
Net increase in net assets resulting from capital share transactions	129,931,497	53,138,805	13,737,897	41,787,774
Net increase in net assets	151,109,868	55,500,921	33,093,978	50,500,386
NET ASSETS:
Beginning of year or period	104,399,696	48,898,775	169,772,456	119,272,070
End of year or period	$255,509,564	$104,399,696	$202,866,434	$169,772,456

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2035 Fund		Retirement 2040 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$5,993,805	$5,014,268	$3,021,908	$2,697,539
Net realized gain	12,343,701	20,070,528	9,935,453	16,728,342
Net change in unrealized appreciation (depreciation)	33,940,753	(9,716,273)	19,519,674	(8,180,189)
Increase in net assets resulting from operations	52,278,259	15,368,523	32,477,035	11,245,692
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(9,198,993)	(1,701,015)	(2,424,216)	(184,372)
Class I	(321,691)	(302,594)	(265,029)	(265,707)
Class R	(653,766)	(98,102)	(1,028,430)	(121,805)
Class R6	(11,234,100)	(2,357,464)	(12,080,637)	(1,966,497)
Total distributions	(21,408,550)	(4,459,175)	(15,798,312)	(2,538,381)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,379,343	122,928,599	38,766,556	31,847,796
Reinvestment of distributions	21,397,365	4,459,175	15,798,312	2,538,381
	76,776,708	127,387,774	54,564,868	34,386,177
Cost of shares redeemed	(70,462,142)	(45,604,348)	(44,941,408)	(25,677,221)
Net increase in net assets resulting from capital share transactions	6,314,566	81,783,426	9,623,460	8,708,956
Net increase in net assets	37,184,275	92,692,774	26,302,183	17,416,267
NET ASSETS:
Beginning of year or period	226,394,905	133,702,131	122,648,452	105,232,185
End of year or period	$263,579,180	$226,394,905	$148,950,635	$122,648,452

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2045 Fund		Retirement 2050 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$4,140,013	$3,767,814	$1,912,549	$1,879,426
Net realized gain	11,206,592	21,499,751	8,686,214	15,218,181
Net change in unrealized appreciation (depreciation)	39,394,427	(10,290,820)	18,414,128	(7,307,672)
Increase in net assets resulting from operations	54,741,032	14,976,745	29,012,891	9,789,935
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(8,300,079)	(1,881,170)	(1,683,004)	(120,202)
Class I	(125,283)	(373,682)	(125,336)	(192,863)
Class R	(505,591)	(103,014)	(767,845)	(73,052)
Class R6	(12,326,100)	(3,131,833)	(12,030,385)	(1,410,036)
Total distributions	(21,257,053)	(5,489,699)	(14,606,570)	(1,796,153)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,652,169	98,454,547	32,296,616	26,203,244
Reinvestment of distributions	21,257,053	5,489,699	14,606,570	1,796,153
	61,909,222	103,944,246	46,903,186	27,999,397
Cost of shares redeemed	(57,765,037)	(32,183,296)	(46,167,501)	(19,586,907)
Net increase in net assets resulting from capital share transactions	4,144,185	71,760,950	735,685	8,412,490
Net increase in net assets	37,628,164	81,247,996	15,142,006	16,406,272
NET ASSETS:
Beginning of year or period	196,806,131	115,558,135	100,929,526	84,523,254
End of year or period	$234,434,295	$196,806,131	$116,071,532	$100,929,526

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2055 Fund		Retirement 2060 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$2,566,876	$2,338,119	$1,184,549	$1,044,220
Net realized gain	10,263,998	14,808,038	5,368,825	8,120,019
Net change in unrealized appreciation (depreciation)	26,489,787	(6,497,379)	10,977,959	(3,576,413)
Increase in net assets resulting from operations	39,320,661	10,648,778	17,531,333	5,587,826
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(6,032,204)	(1,401,802)	(978,398)	(74,618)
Class I	(90,168)	(364,126)	(32,650)	(49,710)
Class R	(472,025)	(98,185)	(430,868)	(35,568)
Class R6	(8,413,941)	(2,180,631)	(7,123,465)	(826,072)
Total distributions	(15,008,338)	(4,044,744)	(8,565,381)	(985,968)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,157,113	68,568,829	21,855,338	19,111,200
Reinvestment of distributions	15,008,338	4,044,744	8,565,381	985,968
	44,165,451	72,613,573	30,420,719	20,097,168
Cost of shares redeemed	(48,949,006)	(18,978,094)	(28,994,753)	(10,798,689)
Net increase (decrease) in net assets resulting from capital share transactions	(4,783,555)	53,635,479	1,425,966	9,298,479
Net increase in net assets	19,528,768	60,239,513	10,391,918	13,900,337
NET ASSETS:
Beginning of year or period	136,409,005	76,169,492	59,014,835	45,114,498
End of year or period	$155,937,773	$136,409,005	$69,406,753	$59,014,835

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Target
	Voya Target		Retirement 2070
	Retirement 2065 Fund		Fund
	Year Ended	Year Ended
	May 31,	May 31,	August 8, 2025(1)
	2026	2025	to May 31, 2026
FROM OPERATIONS:
Net investment income	$484,536	$411,279	$47,310
Net realized gain	1,903,632	2,723,983	82,617
Net change in unrealized appreciation (depreciation)	5,220,567	(1,044,190)	673,524
Increase in net assets resulting from operations	7,608,735	2,091,072	803,451
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(797,210)	(124,880)	(15,432)
Class I	(107,156)	(12,747)	(14,092)
Class R	(48,885)	(4,577)	(12,570)
Class R6	(2,579,351)	(532,521)	(16,976)
Total distributions	(3,532,602)	(674,725)	(59,070)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,189,421	12,774,829	4,454,045
Reinvestment of distributions	3,532,602	674,725	59,070
	19,722,023	13,449,554	4,513,115
Cost of shares redeemed	(14,894,292)	(3,804,851)	(110,887)
Net increase in net assets resulting from capital share transactions	4,827,731	9,644,703	4,402,228
Net increase in net assets	8,903,864	11,061,050	5,146,609
NET ASSETS:
Beginning of year or period	25,747,797	14,686,747	—
End of year or period	$34,651,661	$25,747,797	$5,146,609

(1)    Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3) (4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-26	10.85	0.36	•	1.09	1.45	0.40	—	—	0.40	—	11.90	13.62	0.44	0.34	0.34	3.18	148,102	36
05-31-25	10.31	0.35	•	0.42	0.77	0.23	—	—	0.23	—	10.85	7.56	0.46	0.35	0.35	3.29	58,268	104
05-31-24	9.67	0.29	•	0.59	0.88	0.24	—	—	0.24	—	10.31	9.16	0.56	0.42	0.42	2.95	3,478	67
05-31-23	10.16	0.22	•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20	•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
Class I
05-31-26	10.88	0.38	•	1.10	1.48	0.44	—	—	0.44	—	11.92	13.91	0.24	0.14	0.14	3.38	3,747	36
05-31-25	10.32	0.38	•	0.43	0.81	0.25	—	—	0.25	—	10.88	7.92	0.22	0.09	0.09	3.56	5,349	104
05-31-24	9.72	0.34	•	0.57	0.91	0.31	—	—	0.31	—	10.32	9.46	0.25	0.07	0.07	3.41	3,714	67
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
Class R
05-31-26	10.74	0.33	•	1.08	1.41	0.37	—	—	0.37	—	11.78	13.38	0.69	0.59	0.59	2.93	4,085	36
05-31-25	10.20	0.32	•	0.41	0.73	0.19	—	—	0.19	—	10.74	7.26	0.71	0.60	0.60	3.05	1,118	104
05-31-24	9.64	0.29	•	0.57	0.86	0.30	—	—	0.30	—	10.20	9.01	0.81	0.67	0.67	2.84	1,189	67
05-31-23	10.12	0.20	•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18	•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
Class R6
05-31-26	10.88	0.39	•	1.09	1.48	0.43	—	—	0.43	—	11.93	13.93	0.19	0.09	0.09	3.43	99,575	36
05-31-25	10.32	0.38	•	0.43	0.81	0.25	—	—	0.25	—	10.88	7.96	0.19	0.08	0.08	3.57	39,665	104
05-31-24	9.72	0.34	•	0.58	0.92	0.32	—	—	0.32	—	10.32	9.50	0.19	0.06	0.06	3.36	40,518	67
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
Voya Target Retirement 2030 Fund
Class A
05-31-26	13.64	0.36	•	2.29	2.65	0.50	0.73	—	1.23	—	15.06	20.12	0.45	0.35	0.35	2.46	82,151	43
05-31-25	12.72	0.35	•	0.78	1.13	0.21	—	—	0.21	—	13.64	8.93	0.46	0.36	0.36	2.60	51,029	80
05-31-24	11.28	0.28	•	1.42	1.70	0.26	—	—	0.26	—	12.72	15.18	0.49	0.37	0.37	2.34	11,146	52
05-31-23	12.05	0.22	•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23	•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
Class I
05-31-26	13.75	0.38	•	2.32	2.70	0.57	0.73	—	1.30	—	15.15	20.39	0.22	0.12	0.12	2.58	3,993	43
05-31-25	12.81	0.38	•	0.79	1.17	0.23	—	—	0.23	—	13.75	9.18	0.22	0.12	0.12	2.84	13,127	80
05-31-24	11.37	0.32	•	1.42	1.74	0.30	—	—	0.30	—	12.81	15.47	0.24	0.12	0.12	2.67	12,255	52
05-31-23	12.14	0.25	•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29	•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
Class R
05-31-26	13.49	0.36	•	2.23	2.59	0.46	0.73	—	1.19	—	14.89	19.84	0.70	0.60	0.60	2.50	2,304	43
05-31-25	12.56	0.31	•	0.78	1.09	0.16	—	—	0.16	—	13.49	8.72	0.71	0.61	0.61	2.35	5,508	80
05-31-24	11.20	0.34	•	1.32	1.66	0.30	—	—	0.30	—	12.56	14.90	0.74	0.62	0.62	2.81	5,840	52
05-31-23	11.97	0.20	•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20	•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
Class R6
05-31-26	13.75	0.40	•	2.31	2.71	0.53	0.73	—	1.26	—	15.20	20.45	0.19	0.09	0.09	2.75	114,419	43
05-31-25	12.80	0.38	•	0.80	1.18	0.23	—	—	0.23	—	13.75	9.31	0.19	0.09	0.09	2.87	100,108	80
05-31-24	11.36	0.33	•	1.42	1.75	0.31	—	—	0.31	—	12.80	15.53	0.18	0.08	0.08	2.76	90,031	52
05-31-23	12.12	0.27	•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26	•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3) (4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund
Class A
05-31-26	13.96	0.34	•	2.77	3.11	0.41	0.93	—	1.34	—	15.73	23.10	0.44	0.34	0.34	2.26	120,377	37
05-31-25	12.97	0.33	•	0.93	1.26	0.27	—	—	0.27	—	13.96	9.79	0.45	0.35	0.35	2.45	89,763	94
05-31-24	11.24	0.25	•	1.71	1.96	0.23	—	—	0.23	—	12.97	17.58	0.49	0.39	0.39	2.12	12,818	52
05-31-23	12.04	0.20	•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23	•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
Class I
05-31-26	14.11	0.37	•	2.81	3.18	0.47	0.93	—	1.40	—	15.89	23.40	0.22	0.12	0.12	2.48	4,442	37
05-31-25	13.10	0.37	•	0.93	1.30	0.29	—	—	0.29	—	14.11	10.02	0.21	0.11	0.11	2.70	14,474	94
05-31-24	11.36	0.30	•	1.72	2.02	0.28	—	—	0.28	—	13.10	17.90	0.19	0.09	0.09	2.49	14,247	52
05-31-23	12.16	0.25	•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
Class R
05-31-26	13.84	0.30	•	2.74	3.04	0.37	0.93	—	1.30	—	15.58	22.79	0.69	0.59	0.59	2.01	4,650	37
05-31-25	12.85	0.30	•	0.91	1.21	0.22	—	—	0.22	—	13.84	9.49	0.70	0.60	0.60	2.20	6,743	94
05-31-24	11.19	0.30	•	1.62	1.92	0.26	—	—	0.26	—	12.85	17.24	0.74	0.64	0.64	2.42	5,671	52
05-31-23	11.99	0.17	•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
Class R6
05-31-26	14.07	0.38	•	2.80	3.18	0.44	0.93	—	1.37	—	15.88	23.49	0.19	0.09	0.09	2.51	134,110	37
05-31-25	13.06	0.37	•	0.93	1.30	0.29	—	—	0.29	—	14.07	10.06	0.19	0.09	0.09	2.72	115,414	94
05-31-24	11.33	0.32	•	1.69	2.01	0.28	—	—	0.28	—	13.06	17.89	0.18	0.08	0.08	2.60	100,966	52
05-31-23	12.13	0.24	•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
Voya Target Retirement 2040 Fund
Class A
05-31-26	15.25	0.32	•	3.49	3.81	0.43	1.60	—	2.03	—	17.03	26.39	0.46	0.37	0.37	1.97	29,851	44
05-31-25	14.07	0.32	•	1.15	1.47	0.29	—	—	0.29	—	15.25	10.55	0.46	0.37	0.37	2.14	11,841	79
05-31-24	11.94	0.23	•	2.12	2.35	0.22	—	—	0.22	—	14.07	19.77	0.51	0.43	0.43	1.81	7,953	48
05-31-23	12.73	0.19	•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
Class I
05-31-26	15.35	0.31	•	3.57	3.88	0.51	1.60	—	2.11	—	17.12	26.74	0.22	0.13	0.13	1.87	3,187	44
05-31-25	14.16	0.36	•	1.16	1.52	0.33	—	—	0.33	—	15.35	10.84	0.21	0.12	0.12	2.39	12,530	79
05-31-24	12.03	0.29	•	2.12	2.41	0.28	—	—	0.28	—	14.16	20.20	0.22	0.14	0.14	2.23	11,448	48
05-31-23	12.83	0.20	•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
Class R
05-31-26	15.05	0.35	•	3.36	3.71	0.39	1.60	—	1.99	—	16.77	26.01	0.71	0.62	0.62	2.18	2,973	44
05-31-25	13.89	0.28	•	1.14	1.42	0.26	—	—	0.26	—	15.05	10.29	0.71	0.62	0.62	1.89	7,301	79
05-31-24	11.86	0.32	•	1.98	2.30	0.27	—	—	0.27	—	13.89	19.51	0.76	0.68	0.68	2.42	6,161	48
05-31-23	12.68	0.17	•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
Class R6
05-31-26	15.35	0.37	•	3.51	3.88	0.47	1.60	—	2.07	—	17.16	26.66	0.19	0.10	0.10	2.28	112,939	44
05-31-25	14.16	0.36	•	1.17	1.53	0.34	—	—	0.34	—	15.35	10.87	0.19	0.10	0.10	2.41	90,977	79
05-31-24	12.03	0.31	•	2.11	2.42	0.29	—	—	0.29	—	14.16	20.25	0.18	0.10	0.10	2.37	79,670	48
05-31-23	12.83	0.24	•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3) (4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund
Class A
05-31-26	15.22	0.29	•	3.83	4.12	0.38	1.34	—	1.72	—	17.62	28.33	0.44	0.36	0.36	1.76	96,720	32
05-31-25	14.11	0.31	•	1.23	1.54	0.27	0.16	—	0.43	—	15.22	11.02	0.45	0.37	0.37	2.09	70,444	103
05-31-24	11.82	0.22	•	2.28	2.50	0.21	—	—	0.21	—	14.11	21.24	0.52	0.45	0.45	1.75	7,692	46
05-31-23	12.58	0.17	•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
Class I
05-31-26	15.36	0.33	•	3.86	4.19	0.51	1.34	—	1.85	—	17.70	28.61	0.23	0.15	0.15	1.97	2,403	32
05-31-25	14.21	0.35	•	1.25	1.60	0.29	0.16	—	0.45	—	15.36	11.37	0.22	0.12	0.12	2.34	12,844	103
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.62	0.23	0.11	0.11	2.20	11,465	46
05-31-23	12.68	0.17	•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
Class R
05-31-26	15.07	0.25	•	3.78	4.03	0.34	1.34	—	1.68	—	17.42	27.99	0.69	0.61	0.61	1.51	1,805	32
05-31-25	13.95	0.27	•	1.22	1.49	0.21	0.16	—	0.37	—	15.07	10.81	0.70	0.62	0.62	1.83	4,260	103
05-31-24	11.77	0.32	•	2.11	2.43	0.25	—	—	0.25	—	13.95	20.83	0.77	0.70	0.70	2.40	3,601	46
05-31-23	12.57	0.15	•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.20	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
Class R6
05-31-26	15.36	0.34	•	3.86	4.20	0.42	1.34	—	1.76	—	17.80	28.62	0.19	0.11	0.11	2.01	133,507	32
05-31-25	14.21	0.35	•	1.25	1.60	0.29	0.16	—	0.45	—	15.36	11.37	0.19	0.11	0.11	2.35	109,259	103
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.64	0.18	0.11	0.11	2.26	92,801	46
05-31-23	12.69	0.23	•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
Voya Target Retirement 2050 Fund
Class A
05-31-26	15.52	0.25	•	4.07	4.32	0.37	2.05	—	2.42	—	17.42	29.58	0.46	0.39	0.39	1.48	17,883	42
05-31-25	14.20	0.27	•	1.30	1.57	0.25	—	—	0.25	—	15.52	11.16	0.48	0.40	0.40	1.79	8,084	86
05-31-24	11.81	0.18	•	2.39	2.57	0.18	—	—	0.18	—	14.20	21.84	0.53	0.46	0.46	1.41	5,510	40
05-31-23	12.62	0.16	•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
Class I
05-31-26	15.62	0.22	•	4.14	4.36	0.44	2.05	—	2.49	—	17.49	29.72	0.28	0.21	0.21	1.30	1,151	42
05-31-25	14.28	0.31	•	1.32	1.63	0.29	—	—	0.29	—	15.62	11.49	0.24	0.15	0.15	2.04	10,353	86
05-31-24	11.91	0.26	•	2.36	2.62	0.25	—	—	0.25	—	14.28	22.16	0.26	0.14	0.14	1.95	9,378	40
05-31-23	12.71	0.15	•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
Class R
05-31-26	15.34	0.26	•	3.95	4.21	0.32	2.05	—	2.37	—	17.18	29.19	0.71	0.64	0.64	1.56	3,129	42
05-31-25	14.02	0.23	•	1.30	1.53	0.21	—	—	0.21	—	15.34	10.98	0.73	0.65	0.65	1.54	5,058	86
05-31-24	11.75	0.29	•	2.21	2.50	0.23	—	—	0.23	—	14.02	21.43	0.78	0.71	0.71	2.21	5,063	40
05-31-23	12.59	0.14	•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
Class R6
05-31-26	15.62	0.30	•	4.10	4.40	0.41	2.05	—	2.46	—	17.56	29.96	0.19	0.12	0.12	1.79	93,909	42
05-31-25	14.28	0.31	•	1.32	1.63	0.29	—	—	0.29	—	15.62	11.53	0.19	0.11	0.11	2.07	77,435	86
05-31-24	11.91	0.27	•	2.35	2.62	0.25	—	—	0.25	—	14.28	22.19	0.18	0.11	0.11	2.08	64,572	40
05-31-23	12.72	0.22	•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3) (4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund
Class A
05-31-26	14.98	0.26	•	4.04	4.30	0.38	1.39	—	1.77	—	17.51	30.12	0.44	0.36	0.36	1.60	66,161	35
05-31-25	13.88	0.27	•	1.28	1.55	0.24	0.21	—	0.45	—	14.98	11.29	0.47	0.39	0.39	1.88	49,538	102
05-31-24	11.55	0.19	•	2.32	2.51	0.18	—	—	0.18	—	13.88	21.87	0.61	0.51	0.51	1.48	6,368	44
05-31-23	12.28	0.15	•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
Class I
05-31-26	15.12	0.21	•	4.15	4.36	0.44	1.39	—	1.83	—	17.65	30.33	0.29	0.21	0.21	1.26	1,109	35
05-31-25	13.99	0.31	•	1.29	1.60	0.26	0.21	—	0.47	—	15.12	11.56	0.22	0.14	0.14	2.13	11,920	102
05-31-24	11.64	0.26	•	2.33	2.59	0.24	—	—	0.24	—	13.99	22.39	0.24	0.16	0.16	2.01	10,022	44
05-31-23	12.38	0.17	•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
Class R
05-31-26	14.74	0.30	•	3.87	4.17	0.34	1.39	—	1.73	—	17.18	29.70	0.69	0.61	0.61	1.85	1,563	35
05-31-25	13.65	0.23	•	1.25	1.48	0.18	0.21	—	0.39	—	14.74	10.98	0.72	0.64	0.64	1.63	3,911	102
05-31-24	11.42	0.25	•	2.20	2.45	0.22	—	—	0.22	—	13.65	21.59	0.86	0.76	0.76	1.94	3,065	44
05-31-23	12.18	0.13	•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
Class R6
05-31-26	15.12	0.30	•	4.08	4.38	0.42	1.39	—	1.81	—	17.69	30.38	0.19	0.11	0.11	1.85	87,104	35
05-31-25	13.98	0.32	•	1.29	1.61	0.26	0.21	—	0.47	—	15.12	11.68	0.19	0.11	0.11	2.16	71,041	102
05-31-24	11.64	0.26	•	2.32	2.58	0.24	—	—	0.24	—	13.98	22.34	0.18	0.11	0.11	2.04	56,714	44
05-31-23	12.38	0.23	•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
Voya Target Retirement 2060 Fund
Class A
05-31-26	14.15	0.24	•	3.78	4.02	0.35	1.74	—	2.09	—	16.08	30.16	0.47	0.39	0.39	1.56	9,208	39
05-31-25	12.91	0.23	•	1.22	1.45	0.21	—	—	0.21	—	14.15	11.28	0.52	0.42	0.42	1.72	5,700	88
05-31-24	10.74	0.18	•	2.16	2.34	0.17	—	—	0.17	—	12.91	21.88	0.64	0.50	0.50	1.53	4,521	42
05-31-23	11.60	0.14	•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
Class I
05-31-26	14.22	0.18	•	3.87	4.05	0.40	1.74	—	2.14	—	16.13	30.26	0.31	0.23	0.23	1.17	1,925	39
05-31-25	12.97	0.28	•	1.23	1.51	0.26	—	—	0.26	—	14.22	11.70	0.22	0.12	0.12	2.02	2,655	88
05-31-24	10.80	0.24	•	2.15	2.39	0.22	—	—	0.22	—	12.97	22.32	0.24	0.10	0.10	2.00	2,158	42
05-31-23	11.66	0.11	•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
Class R
05-31-26	13.98	0.26	•	3.67	3.93	0.31	1.74	—	2.05	—	15.86	29.85	0.72	0.64	0.64	1.69	1,591	39
05-31-25	12.77	0.20	•	1.19	1.39	0.18	—	—	0.18	—	13.98	10.96	0.77	0.67	0.67	1.47	2,833	88
05-31-24	10.68	0.26	•	2.04	2.30	0.21	—	—	0.21	—	12.77	21.65	0.89	0.75	0.75	2.11	2,219	42
05-31-23	11.57	0.12	•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
Class R6
05-31-26	14.23	0.28	•	3.81	4.09	0.38	1.74	—	2.12	—	16.20	30.56	0.19	0.11	0.11	1.86	56,683	39
05-31-25	12.99	0.28	•	1.22	1.50	0.26	—	—	0.26	—	14.23	11.61	0.19	0.11	0.11	2.04	47,827	88
05-31-24	10.81	0.24	•	2.17	2.41	0.23	—	—	0.23	—	12.99	22.43	0.18	0.10	0.10	2.04	36,216	42
05-31-23	11.67	0.20	•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3) (4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2065 Fund
Class A
05-31-26	12.44	0.21	•	3.33	3.54	0.30	1.53		—	1.83	—	14.15	30.25	0.44	0.36	0.36	1.56	8,977	57
05-31-25	11.50	0.22	•	1.08	1.30	0.20	0.16		—	0.36	—	12.44	11.45	0.45	0.37	0.37	1.84	5,408	98
05-31-24	9.55	0.18	•	1.94	2.12	0.17	—		—	0.17	—	11.50	22.37	0.45	0.37	0.37	1.74	1,813	61
05-31-23	10.09	0.14	•	(0.22)	(0.08)	0.14	0.32		—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87		—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
Class I
05-31-26	12.48	0.24	•	3.34	3.58	0.33	1.53		—	1.86	—	14.20	30.48	0.22	0.14	0.14	1.78	1,663	57
05-31-25	11.52	0.25	•	1.09	1.34	0.22	0.16		—	0.38	—	12.48	11.78	0.20	0.12	0.12	2.09	581	98
05-31-24	9.57	0.18	•	1.96	2.14	0.19	—		—	0.19	—	11.52	22.57	0.20	0.12	0.12	1.72	336	61
05-31-23	10.11	0.14	•	(0.19)	(0.05)	0.17	0.32		—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87		—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
Class R
05-31-26	12.35	0.17	•	3.31	3.48	0.27	1.53		—	1.80	—	14.03	29.95	0.69	0.61	0.61	1.31	292	57
05-31-25	11.42	0.19	•	1.07	1.26	0.17	0.16		—	0.33	—	12.35	11.18	0.70	0.62	0.62	1.59	326	98
05-31-24	9.50	0.13	•	1.95	2.08	0.16	—		—	0.16	—	11.42	21.98	0.70	0.62	0.62	1.23	129	61
05-31-23	10.06	0.12	•	(0.22)	(0.10)	0.14	0.32		—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87		—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
Class R6
05-31-26	12.48	0.24	•	3.34	3.58	0.33	1.53		—	1.86	—	14.20	30.53	0.19	0.11	0.11	1.82	23,720	57
05-31-25	11.52	0.25	•	1.09	1.34	0.22	0.16		—	0.38	—	12.48	11.79	0.19	0.11	0.11	2.10	19,433	98
05-31-24	9.57	0.21	•	1.94	2.15	0.20	—		—	0.20	—	11.52	22.60	0.18	0.10	0.10	2.01	12,408	61
05-31-23	10.11	0.17	•	(0.22)	(0.05)	0.17	0.32		—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87		—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
Voya Target Retirement 2070 Fund
Class A
08-08-25(6)-
05-31-26	10.00	0.13	•	2.04	2.17	0.18	0.00	*	—	0.18	—	11.99	21.90	0.48	0.39	0.39	1.51	1,379	22
Class I
08-08-25(6)-
05-31-26	10.00	0.15	•	2.04	2.19	0.19	0.00	*	—	0.19	—	12.00	22.11	0.23	0.14	0.14	1.77	1,038	22
Class R
08-08-25(6)-
05-31-26	10.00	0.11	•	2.04	2.15	0.17	0.00	*	—	0.17	—	11.98	21.68	0.73	0.64	0.64	1.27	912	22
Class R6
08-08-25(6)-
05-31-26	10.00	0.15	•	2.04	2.19	0.19	0.00	*	—	0.19	—	12.00	22.10	0.23	0.14	0.14	1.76	1,817	22

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Fund net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
●	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), Voya Target Retirement 2065 Fund (“Retirement 2065”), and Voya Target Retirement 2070 Fund (“Retirement 2070”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.

Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax,

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S.

federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Certain Funds may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Fund’s assets are valued.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended May 31, 2026, certain Funds used futures to enact tactical positions and to provide the Funds with greater liquidity. Certain Funds had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended May 31, 2026, the Funds had average quarterly notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
In-Retirement	$969,441	$625,034
Retirement 2030	1,551,105	833,379
Retirement 2035	2,145,999	1,041,723
Retirement 2040	3,376,423	3,418,105
Retirement 2045	5,424,353	5,392,145
Retirement 2050	2,722,891	2,647,873
Retirement 2055	3,681,845	3,610,673
Retirement 2060	1,633,929	1,636,940
Retirement 2065	1,254,094	1,202,019
Retirement 2070	206,563	240,663

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$80,299,143	$100,844,671
Retirement 2030	86,625,925	80,841,039
Retirement 2035	94,001,377	96,944,625
Retirement 2040	60,831,930	60,536,595
Retirement 2045	69,730,514	77,285,007
Retirement 2050	46,935,362	55,737,253
Retirement 2055	52,952,277	66,850,357
Retirement 2060	30,227,510	33,867,194
Retirement 2065	18,634,058	15,879,912
Retirement 2070	5,256,637	828,829

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pay the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2026, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$2,041
Retirement 2030	5,938
Retirement 2035	4,982
Retirement 2040	5,509
Retirement 2045	2,998
Retirement 2050	4,666
Retirement 2055	2,819
Retirement 2060	813
Retirement 2065	1,859
Contingent Deferred Sales Charges:
Retirement 2035	$145

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	63.28%
	Retirement 2030	43.71
	Retirement 2035	49.75
	Retirement 2040	24.39
	Retirement 2045	48.72
	Retirement 2050	24.49
	Retirement 2055	51.23
	Retirement 2060	21.03
	Retirement 2065	30.59
	Retirement 2070	12.59
Voya Investment Management Co.LLC	Retirement 2070	70.99

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Retirement Insurance and Annuity Company	In-Retirement	21.49
	Retirement 2030	31.55
	Retirement 2035	28.09
	Retirement 2040	46.70
	Retirement 2045	30.90
	Retirement 2050	46.98
	Retirement 2055	33.03
	Retirement 2060	53.09
	Retirement 2065	38.62
	Retirement 2070	6.66

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2026, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

	Class	Class	Class	Class
Fund	A	I	R	R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%

	Class	Class	Class	Class
Fund	A	I	R	R6
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%
Retirement 2070	0.65%	0.40%	0.90%	0.25%

The above operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through October 1, 2026. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Funds' Board.

Unless otherwise specified above, the Investment Adviser may through October 1, 2026 recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2027	2028	2029	Total
In-Retirement	$—	$73,916	$217,379	$291,295
Retirement 2030	—	101,258	178,603	279,861
Retirement 2035	—	136,703	238,809	375,512
Retirement 2040	—	65,999	116,624	182,623
Retirement 2045	—	106,087	163,481	269,568
Retirement 2050	—	47,577	83,691	131,268
Retirement 2055	—	64,209	111,512	175,721
Retirement 2060	—	27,298	49,655	76,953
Retirement 2065	—	12,284	20,765	33,049
Retirement 2070	—	—	2,573	2,573

The Expense Limitation Agreement is contractual through October 1, 2026. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 8 — LINE OF CREDIT (continued)

of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the year ended May 31, 2026, as follows.

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
In-Retirement	6	$1,057,000	5.05%
Retirement 2030	9	1,268,333	4.76
Retirement 2035	15	1,276,000	4.72
Retirement 2040	7	2,094,143	4.77
Retirement 2045	12	2,245,667	4.71
Retirement 2050	11	2,485,545	4.71
Retirement 2055	11	2,731,727	4.72
Retirement 2060	12	1,588,083	4.69

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
In-Retirement Class A
5/31/2026	1,426,489	7,021,006	311,448	(1,686,866)	—	7,072,077	16,175,322	77,643,108	3,510,962	(19,276,003)	—	78,053,389
5/31/2025	5,558,064	—	122,337	(648,785)	—	5,031,616	60,586,492	—	1,288,210	(6,972,624)	—	54,902,078
Class I
5/31/2026	51,795	521,615	15,231	(765,676)	—	(177,035)	577,808	5,779,690	170,566	(8,753,820)	—	(2,225,756)
5/31/2025	180,537	—	11,589	(60,435)	—	131,691	1,965,086	—	122,262	(650,961)	—	1,436,387
Class R
5/31/2026	69,317	399,741	9,888	(236,205)	—	242,741	782,823	4,379,870	110,819	(2,669,441)	—	2,604,071
5/31/2025	49,264	—	2,462	(64,328)	—	(12,602)	523,610	—	25,707	(681,778)	—	(132,461)
Class R6
5/31/2026	1,520,148	5,766,665	228,451	(2,812,282)	—	4,702,982	17,332,503	63,862,976	2,579,053	(32,274,739)	—	51,499,793
5/31/2025	950,489	—	93,168	(1,323,022)	—	(279,365)	10,118,211	—	982,918	(14,168,328)	—	(3,067,199)
Retirement 2030 Class A
5/31/2026	1,930,652	—	389,903	(607,022)	—	1,713,533	27,917,078	—	5,462,538	(8,628,769)	—	24,750,847
5/31/2025	3,192,945	—	50,568	(379,682)	—	2,863,831	43,098,502	—	668,008	(5,040,701)	—	38,725,809
Class I
5/31/2026	233,218	—	15,558	(939,778)	—	(691,002)	3,281,222	—	219,063	(14,215,106)	—	(10,714,821)
5/31/2025	235,857	—	18,371	(256,657)	—	(2,429)	3,151,920	—	244,336	(3,417,806)	—	(21,550)
Class R
5/31/2026	33,280	—	29,206	(316,145)	—	(253,659)	480,287	—	404,791	(4,446,922)	—	(3,561,844)
5/31/2025	55,233	—	4,848	(116,599)	—	(56,518)	731,108	—	63,366	(1,509,595)	—	(715,121)
Class R6
5/31/2026	1,479,501	—	642,961	(1,873,550)	—	248,912	21,561,636	—	9,078,611	(27,376,532)	—	3,263,715
5/31/2025	2,145,581	—	129,211	(2,032,600)	—	242,192	28,887,163	—	1,718,504	(26,807,031)	—	3,798,636
Retirement 2035 Class A
5/31/2026	1,413,100	—	634,956	(826,230)	—	1,221,826	21,249,067	—	9,187,808	(12,281,765)	—	18,155,110
5/31/2025	6,028,565	—	126,282	(711,940)	—	5,442,907	83,462,727	—	1,701,015	(9,721,464)	—	75,442,278
Class I
5/31/2026	226,899	—	22,034	(995,132)	—	(746,199)	3,314,668	—	321,691	(15,593,018)	—	(11,956,659)
5/31/2025	284,776	—	22,233	(369,150)	—	(62,141)	3,904,203	—	302,594	(5,062,274)	—	(855,477)
Class R
5/31/2026	45,638	—	45,559	(279,994)	—	(188,797)	674,743	—	653,766	(4,082,806)	—	(2,754,297)
5/31/2025	168,432	—	7,337	(129,970)	—	45,799	2,304,488	—	98,102	(1,713,885)	—	688,705

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement 2035 (continued) Class R6
5/31/2026	2,005,221	—	769,986	(2,528,183)	—	247,024	30,140,865	—	11,234,100	(38,504,553)	—	2,870,412
5/31/2025	2,438,643	—	173,726	(2,142,493)	—	469,876	33,257,181	—	2,357,464	(29,106,725)	—	6,507,920
Retirement 2040 Class A
5/31/2026	991,200	—	156,907	(171,138)	—	976,969	16,148,551	—	2,424,216	(2,771,722)	—	15,801,045
5/31/2025	402,357	—	12,577	(203,873)	—	211,061	5,995,270	—	184,372	(2,989,195)	—	3,190,447
Class I
5/31/2026	193,834	—	17,088	(840,796)	—	(629,874)	3,165,426	—	265,029	(14,467,423)	—	(11,036,968)
5/31/2025	201,351	—	18,026	(211,647)	—	7,730	2,997,879	—	265,707	(3,132,496)	—	131,090
Class R
5/31/2026	60,674	—	67,527	(436,061)	—	(307,860)	968,724	—	1,028,430	(6,731,756)	—	(4,734,602)
5/31/2025	83,446	—	8,412	(50,324)	—	41,534	1,221,004	—	121,805	(722,511)	—	620,298
Class R6
5/31/2026	1,131,621	—	776,391	(1,253,930)	—	654,082	18,483,855	—	12,080,637	(20,970,507)	—	9,593,985
5/31/2025	1,453,168	—	133,412	(1,286,673)	—	299,907	21,633,643	—	1,966,497	(18,833,019)	—	4,767,121
Retirement 2045 Class A
5/31/2026	776,332	—	522,675	(437,966)	—	861,041	12,783,058	—	8,300,079	(7,154,068)	—	13,929,069
5/31/2025	4,335,741	—	128,671	(381,438)	—	4,082,974	65,567,991	—	1,881,170	(5,658,379)	—	61,790,782
Class I
5/31/2026	142,794	—	7,865	(851,285)	—	(700,626)	2,292,585	—	125,283	(14,755,596)	—	(12,337,728)
5/31/2025	201,390	—	25,369	(197,255)	—	29,504	3,007,387	—	373,682	(2,928,185)	—	452,884
Class R
5/31/2026	56,799	—	32,183	(268,061)	—	(179,079)	916,108	—	505,591	(4,273,158)	—	(2,851,459)
5/31/2025	62,554	—	7,109	(45,076)	—	24,587	917,679	—	103,014	(652,145)	—	368,548
Class R6
5/31/2026	1,485,386	—	768,939	(1,868,227)	—	386,098	24,660,418	—	12,326,100	(31,582,215)	—	5,404,303
5/31/2025	1,944,909	—	212,472	(1,574,763)	—	582,618	28,961,490	—	3,131,833	(22,944,587)	—	9,148,736
Retirement 2050 Class A
5/31/2026	546,442	—	107,747	(148,560)	—	505,629	9,057,432	—	1,683,004	(2,464,366)	—	8,276,070
5/31/2025	233,216	—	8,056	(108,631)	—	132,641	3,522,377	—	120,202	(1,628,160)	—	2,014,419
Class I
5/31/2026	92,164	—	7,993	(697,154)	—	(596,997)	1,503,898	—	125,336	(12,351,580)	—	(10,722,346)
5/31/2025	161,894	—	12,866	(168,736)	—	6,024	2,442,928	—	192,863	(2,521,486)	—	114,305
Class R
5/31/2026	37,149	—	49,795	(234,642)	—	(147,698)	612,142	—	767,845	(3,702,367)	—	(2,322,380)
5/31/2025	50,097	—	4,953	(86,332)	—	(31,282)	743,416	—	73,052	(1,298,148)	—	(481,680)
Class R6
5/31/2026	1,269,697	—	765,292	(1,643,117)	—	391,872	21,123,144	—	12,030,385	(27,649,188)	—	5,504,341
5/31/2025	1,299,006	—	94,065	(958,077)	—	434,994	19,494,523	—	1,410,036	(14,139,113)	—	6,765,446
Retirement 2055 Class A
5/31/2026	471,002	—	385,444	(384,512)	—	471,934	7,621,725	—	6,032,205	(6,241,955)	—	7,411,975
5/31/2025	2,985,758	—	97,415	(234,893)	—	2,848,280	44,430,605	—	1,401,802	(3,394,181)	—	42,438,226
Class I
5/31/2026	95,087	—	5,717	(826,116)	—	(725,312)	1,530,984	—	90,167	(14,217,146)	—	(12,595,995)
5/31/2025	206,470	—	25,078	(159,913)	—	71,635	3,030,068	—	364,126	(2,312,882)	—	1,081,312
Class R
5/31/2026	50,907	—	30,691	(255,970)	—	(174,372)	811,586	—	472,025	(3,994,642)	—	(2,711,031)
5/31/2025	76,963	—	6,929	(43,130)	—	40,762	1,108,994	—	98,185	(610,367)	—	596,812
Class R6
5/31/2026	1,168,143	—	532,528	(1,476,821)	—	223,850	19,192,818	—	8,413,941	(24,495,263)	—	3,111,496
5/31/2025	1,368,329	—	150,285	(874,761)	—	643,853	19,999,162	—	2,180,631	(12,660,664)	—	9,519,129
Retirement 2060 Class A
5/31/2026	215,936	—	68,086	(114,117)	—	169,905	3,294,687	—	978,399	(1,728,516)	—	2,544,570
5/31/2025	139,287	—	5,487	(92,250)	—	52,524	1,906,455	—	74,618	(1,248,255)	—	732,818
Class I
5/31/2026	149,268	—	2,266	(219,009)	—	(67,475)	2,172,717	—	32,649	(3,536,213)	—	(1,330,847)
5/31/2025	106,299	—	3,644	(89,557)	—	20,386	1,455,723	—	49,710	(1,210,330)	—	295,103

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement 2060 (continued) Class R6
5/31/2026	37,737	—	30,364	(170,313)	—	(102,212)	568,221	—	430,868	(2,451,174)	—	(1,452,085)
5/31/2025	53,864	—	2,644	(27,776)	—	28,732	726,609	—	35,568	(368,417)	—	393,760
Class R6
5/31/2026	1,040,131	—	492,632	(1,392,821)	—	139,942	15,819,713	—	7,123,465	(21,278,850)	—	1,664,328
5/31/2025	1,097,036	—	60,474	(586,062)	—	571,448	15,022,413	—	826,072	(7,971,687)	—	7,876,798
Retirement 2065 Class A
5/31/2026	376,489	—	63,120	(239,889)	—	199,720	5,003,819	—	797,211	(3,163,854)	—	2,637,176
5/31/2025	334,820	—	10,459	(68,259)	—	277,020	4,089,789	—	124,880	(820,245)	—	3,394,424
Class I
5/31/2026	109,014	—	8,457	(46,955)	—	70,516	1,400,692	—	107,156	(612,065)	—	895,783
5/31/2025	35,615	—	1,066	(19,286)	—	17,395	422,977	—	12,747	(227,308)	—	208,416
Class R
5/31/2026	10,702	—	3,898	(20,185)	—	(5,585)	142,432	—	48,884	(262,119)	—	(70,803)
5/31/2025	17,033	—	386	(2,270)	—	15,149	198,055	—	4,577	(26,912)	—	175,720
Class R6
5/31/2026	721,288	—	203,579	(812,473)	—	112,394	9,642,478	—	2,579,351	(10,856,254)	—	1,365,575
5/31/2025	664,302	—	44,525	(228,005)	—	480,822	8,064,008	—	532,521	(2,730,386)	—	5,866,143
Retirement 2070 Class A
8/08/2025(1)-
5/31/2026	113,989	—	1,442	(363)	—	115,068	1,183,254	—	15,432	(4,176)	—	1,194,510
Class I
8/08/2025(1)-
5/31/2026	86,917	—	1,316	(1,775)	—	86,458	876,031	—	14,092	(20,708)	—	869,415
Class R
8/08/2025(1)-
5/31/2026	75,000	—	1,175	—	—	76,175	750,000	—	12,570	—	—	762,570
Class R6
8/08/2025(1)-
5/31/2026	157,475	—	1,585	(7,659)	—	151,401	1,644,760	—	16,976	(86,003)	—	1,575,733

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of distributions in connection with redemption of fund shares (equalization), futures contracts, short-term capital gains, straddle loss deferrals and wash sale deferrals.

The following permanent tax differences have been reclassified as of May 31, 2026:

	Paid-in	Distributable
	Capital	Earnings
Retirement 2030(1)	$114,114	$(114,114)
Retirement 2070	(1,412)	1,412

(1) Amount relates to equailization.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
In-Retirement	$6,371,400	$—	$2,419,097	$—
Retirement 2030	7,103,803	8,061,200	2,694,214	—
Retirement 2035	9,057,080	12,351,470	4,459,175	—
Retirement 2040	4,004,539	11,793,773	2,538,381	—
Retirement 2045	7,419,194	13,837,859	3,508,491	1,981,208
Retirement 2050	3,295,298	11,311,272	1,796,153	—
Retirement 2055	5,414,991	9,593,347	2,618,558	1,426,186
Retirement 2060	2,626,873	5,938,508	985,968	—
Retirement 2065	1,393,199	2,139,403	440,143	234,582
Retirement 2070	59,070	—	—	—

The tax-basis components of distributable earnings as of May 31, 2026, were:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-term	Appreciation/	Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
In-Retirement	$4,496,471	$3,792,442	$14,995,401	$23,284,314
Retirement 2030	3,176,209	4,650,990	22,505,076	30,332,275
Retirement 2035	3,461,360	7,577,097	36,993,721	48,032,178
Retirement 2040	3,325,544	4,958,116	23,751,592	32,035,252
Retirement 2045	4,236,665	5,216,833	43,591,349	53,044,847
Retirement 2050	3,300,925	3,568,963	22,680,388	29,550,276
Retirement 2055	3,477,333	4,932,866	30,202,570	38,612,769
Retirement 2060	1,977,278	2,380,958	13,375,941	17,734,177
Retirement 2065	550,360	456,236	6,066,568	7,073,164
Retirement 2070	57,210	22,879	665,704	745,793

At May 31, 2026, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 12 — REORGANIZATIONS

After close of business on August 8, 2025, Target In-Retirement Fund (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Target Retirement 2025 Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended May 31, 2026, are as follows:

Net investment income	$8,603,888
Net realized and unrealized gain on investments	24,848,815
Net increase in net assets resulting from operations	$33,452,703

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since after close of business on August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 12 — REORGANIZATIONS (continued)

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Portfolio’s	Portfolio’s
Acquired	Acquiring	Capital Loss	Unrealized	Portfolios’
Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$151,666	$107,742	$—	$4,657	1.1430

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $259,407,598.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions.

Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 44.1%
326,811	iShares Core U.S. Aggregate Bond ETF	$32,373,898	12.7
965,081	Schwab U.S. TIPS ETF	25,893,123	10.1
440,945	SPDR Portfolio High Yield Bond ETF	10,375,436	4.1
288,959	Vanguard FTSE Developed Markets ETF	20,738,587	8.1
108,028	Vanguard FTSE Emerging Markets ETF	6,468,717	2.5
141,672	Vanguard Long-Term Treasury ETF	7,769,292	3.0
9,887	Vanguard Russell 1000 Growth ETF	1,301,228	0.5
160,900	Vanguard Total International Bond ETF	7,776,297	3.1
	Total Exchange-Traded Funds (Cost $107,619,203)	112,696,578	44.1

MUTUAL FUNDS: 56.5%
	Affiliated Investment Companies: 36.1%
7,108,542	Voya Intermediate Bond Fund - Class R6	62,128,658	24.3
568,429	Voya Multi-Manager International Equity Fund - Class I	7,327,056	2.9
2,194,529	Voya Short Duration Bond Fund - Class R6	20,453,006	8.0
133,704	Voya VACS Series EME Fund	2,440,105	0.9
		92,348,825	36.1

	Unaffiliated Investment Companies: 20.4%
197,345	Fidelity 500 Index Fund	52,047,674	20.4
	Total Mutual Funds (Cost $132,779,167)	144,396,499	56.5
	Total Long-Term Investments (Cost $240,398,370)	257,093,077	100.6
	Total Investments in Securities (Cost $240,398,370)	$257,093,077	100.6
	Liabilities in Excess of Other Assets	(1,583,513)	(0.6)
	Net Assets	$255,509,564	100.0

See Accompanying Notes to Financial Statements

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$112,696,578	$—	$—	$112,696,578
Mutual Funds	144,396,499	—	—	144,396,499
Total Investments, at fair value	$257,093,077	$—	$—	$257,093,077

^       See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$25,553,633	$59,126,987	$(22,727,823)	$175,861	$62,128,658	$2,642,394	$(163,132)	$—
Voya Multi-Manager International Equity Fund - Class I	3,103,906	8,848,423	(4,600,131)	(25,142)	7,327,056	177,737	665,695	671,054
Voya Short Duration Bond Fund - Class R6	8,310,999	17,153,991	(4,894,758)	(117,226)	20,453,006	827,278	(32,545)	—
Voya VACS Series EME Fund	1,027,909	2,490,312	(1,694,733)	616,617	2,440,105	167,324	555,354	96,367
	$37,996,447	$87,619,713	$(33,917,445)	$650,110	$92,348,825	$3,814,733	$1,025,372	$767,421

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(3,253)
Total	$(3,253)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $242,097,676.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,044,576
Gross Unrealized Depreciation	(1,049,175)
Net Unrealized Appreciation	$14,995,401

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 37.3%
54,787	iShares Core S&P Mid- Cap ETF	$4,087,110	2.0
185,404	iShares Core U.S. Aggregate Bond ETF	18,366,120	9.1
228,125	Schwab U.S. TIPS ETF	6,120,594	3.0
173,718	SPDR Portfolio High Yield Bond ETF	4,087,585	2.0
327,290	Vanguard FTSE Developed Markets ETF	23,489,603	11.6
102,142	Vanguard FTSE Emerging Markets ETF	6,116,263	3.0
111,628	Vanguard Long-Term Treasury ETF	6,121,680	3.0
7,791	Vanguard Russell 1000 Growth ETF	1,025,373	0.5
126,778	Vanguard Total International Bond ETF	6,127,181	3.1
	Total Exchange-Traded Funds (Cost $67,587,854)	75,541,509	37.3

MUTUAL FUNDS: 63.1%
	Affiliated Investment Companies: 28.8%
4,045,733	Voya Intermediate Bond Fund - Class R6	35,359,707	17.4
156,961	Voya MI Dynamic Small Cap Fund - Class R6	2,517,659	1.2
927,597	Voya Multi-Manager International Equity Fund - Class I	11,956,722	5.9
435,471	Voya Short Duration Bond Fund - Class R6	4,058,594	2.0
27,441	Voya Small Cap Growth Fund - Class R6	1,507,615	0.8
163,062	Voya VACS Series EME Fund	2,975,879	1.5
		58,376,176	28.8

	Unaffiliated Investment Companies: 34.3%
264,284	Fidelity 500 Index Fund	69,702,214	34.3
	Total Mutual Funds (Cost $112,263,128)	128,078,390	63.1
	Total Long-Term Investments (Cost $179,850,982)	203,619,899	100.4
	Total Investments in Securities (Cost $179,850,982)	$203,619,899	100.4
	Liabilities in Excess of Other Assets	(753,465)	(0.4)
	Net Assets	$202,866,434	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$75,541,509	$—	$—	$75,541,509
Mutual Funds	128,078,390	—	—	128,078,390
Total Investments, at fair value	$203,619,899	$—	$—	$203,619,899

^       See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$29,722,011	$18,941,565	$(13,454,196)	$150,327	$35,359,707	$1,556,928	$52,274	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	2,958,391	(666,622)	225,890	2,517,659	15,377	35,460	235,367
Voya Multi-Manager International Equity Fund - Class I	10,141,941	8,062,511	(6,624,226)	376,496	11,956,722	254,778	816,667	961,924
Voya Short Duration Bond Fund - Class R6	3,373,951	1,657,604	(957,079)	(15,882)	4,058,594	169,131	(7,185)	—
Voya Small Cap Growth Fund - Class R6	—	1,726,065	(552,192)	333,742	1,507,615	—	112,474	79,381
Voya VACS Series EME Fund	1,686,276	2,730,346	(2,018,849)	578,106	2,975,879	183,180	639,849	105,499
	$44,924,179	$36,076,482	$(24,273,164)	$1,648,679	$58,376,176	$2,179,394	$1,649,539	$1,382,171

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$74,764
Total	$74,764

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $181,114,822.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,897,155
Gross Unrealized Depreciation	(392,079)
Net Unrealized Appreciation	$22,505,076

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 35.1%
108,814	iShares Core S&P Mid- Cap ETF	$8,117,524	3.1
211,395	iShares Core U.S. Aggregate Bond ETF	20,940,789	7.9
230,018	SPDR Portfolio High Yield Bond ETF	5,412,324	2.1
489,886	Vanguard FTSE Developed Markets ETF	35,159,118	13.3
135,246	Vanguard FTSE Emerging Markets ETF	8,098,530	3.1
147,805	Vanguard Long-Term Treasury ETF	8,105,626	3.1
10,316	Vanguard Russell 1000 Growth ETF	1,357,689	0.5
111,911	Vanguard Total International Bond ETF	5,408,659	2.0
	Total Exchange-Traded Funds (Cost $80,742,992)	92,600,259	35.1

MUTUAL FUNDS: 66.3%
	Affiliated Investment Companies: 24.8%
4,308,708	Voya Intermediate Bond Fund - Class R6	37,658,106	14.3
203,886	Voya MI Dynamic Small Cap Fund - Class R6	3,270,333	1.2
1,355,013	Voya Multi-Manager International Equity Fund - Class I	17,466,115	6.6
35,644	Voya Small Cap Growth Fund - Class R6	1,958,271	0.8
275,284	Voya VACS Series EME Fund	5,023,929	1.9
		65,376,754	24.8

	Unaffiliated Investment Companies: 41.5%
414,239	Fidelity 500 Index Fund	109,251,397	41.5
	Total Mutual Funds (Cost $148,420,521)	174,628,151	66.3
	Total Long-Term Investments (Cost $229,163,513)	267,228,410	101.4
	Total Investments in Securities (Cost $229,163,513)	$267,228,410	101.4
	Liabilities in Excess of Other Assets	(3,649,230)	(1.4)
	Net Assets	$263,579,180	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$92,600,259	$—	$—	$92,600,259
Mutual Funds	174,628,151	—	—	174,628,151
Total Investments, at fair value	$267,228,410	$—	$—	$267,228,410

^     See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$32,749,795	$19,430,886	$(14,889,541)	$366,966	$37,658,106	$1,727,730	$(129,065)	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	3,819,124	(842,759)	293,968	3,270,333	20,677	45,766	316,489
Voya Multi-Manager International Equity Fund - Class I	15,713,664	10,703,620	(9,654,753)	703,584	17,466,115	401,640	1,118,373	1,516,408
Voya Small Cap Growth Fund - Class R6	—	2,222,590	(705,967)	441,648	1,958,271	—	149,177	106,728
Voya VACS Series EME Fund	4,461,642	2,437,030	(3,419,135)	1,544,392	5,023,929	334,908	987,366	192,884
	$52,925,101	$38,613,250	$(29,512,155)	$3,350,558	$65,376,754	$2,484,955	$2,171,617	$2,132,509

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$101,694
Total	$101,694

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $230,234,688.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$37,477,102
Gross Unrealized Depreciation	(483,381)
Net Unrealized Appreciation	$36,993,721

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 31.4%
81,666	iShares Core S&P Mid- Cap ETF	$6,092,283	4.1
38,384	iShares Core U.S. Aggregate Bond ETF	3,802,319	2.5
129,472	SPDR Portfolio High Yield Bond ETF	3,046,476	2.0
323,473	Vanguard FTSE Developed Markets ETF	23,215,657	15.6
88,815	Vanguard FTSE Emerging Markets ETF	5,318,242	3.6
83,196	Vanguard Long-Term Treasury ETF	4,562,469	3.1
5,806	Vanguard Russell 1000 Growth ETF	764,128	0.5
	Total Exchange-Traded Funds (Cost $38,350,453)	46,801,574	31.4

MUTUAL FUNDS: 69.9%
	Affiliated Investment Companies: 23.0%
1,779,050	Voya Intermediate Bond Fund - Class R6	15,548,901	10.4
115,186	Voya MI Dynamic Small Cap Fund - Class R6	1,847,583	1.3
880,134	Voya Multi-Manager International Equity Fund - Class I	11,344,922	7.6
20,137	Voya Small Cap Growth Fund - Class R6	1,106,350	0.8
236,633	Voya VACS Series EME Fund	4,318,552	2.9
		34,166,308	23.0

	Unaffiliated Investment Companies: 46.9%
264,998	Fidelity 500 Index Fund	69,890,562	46.9
	Total Mutual Funds (Cost $87,985,528)	104,056,870	69.9
	Total Long-Term Investments (Cost $126,335,981)	150,858,444	101.3
	Total Investments in Securities (Cost $126,335,981)	$150,858,444	101.3
	Liabilities in Excess of Other Assets	(1,907,809)	(1.3)
	Net Assets	$148,950,635	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,801,574	$—	$—	$46,801,574
Mutual Funds	104,056,870	—	—	104,056,870
Total Investments, at fair value	$150,858,444	$—	$—	$150,858,444
Other Financial Instruments+
Futures	4,319	—	—	4,319
Total Assets	$150,862,763	$—	$—	$150,862,763
Liabilities Table
Other Financial Instruments+
Futures	$(594)	$—	$—	$(594)
Total Liabilities	$(594)	$—	$—	$(594)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$12,842,404	$8,589,455	$(5,787,713)	$(95,245)	$15,548,901	$685,483	$184,551	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	2,183,747	(497,253)	161,089	1,847,583	10,948	35,381	167,570
Voya Multi-Manager International Equity Fund - Class I	9,761,072	9,898,386	(8,119,683)	(194,853)	11,344,922	236,955	1,346,153	894,633
Voya Small Cap Growth Fund - Class R6	—	1,266,798	(403,309)	242,861	1,106,350	—	87,058	56,713
Voya VACS Series EME Fund	3,629,184	2,191,273	(2,506,947)	1,005,042	4,318,552	262,745	1,070,549	151,323
	$26,232,660	$24,129,659	$(17,314,905)	$1,118,894	$34,166,308	$1,196,131	$2,723,692	$1,270,239

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2040 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	35	09/30/26	$3,752,383	$4,319
			$3,752,383	$4,319
Short Contracts:
3-month SOFR	(16)	12/15/26	(3,850,600)	(594)
			$(3,850,600)	$(594)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$4,319
Total Asset Derivatives		$4,319
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$594
Total Liability Derivatives		$594

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$45,414
Interest rate contracts	(24,108)
Total	$21,306

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,758)
Total	$(5,758)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $127,110,577.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,854,207
Gross Unrealized Depreciation	(102,615)
Net Unrealized Appreciation	$23,751,592

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 31.2%
128,634	iShares Core S&P Mid-Cap ETF	$9,596,096	4.1
203,935	SPDR Portfolio High Yield Bond ETF	4,798,591	2.1
584,685	Vanguard FTSE Developed Markets ETF	41,962,842	17.9
179,865	Vanguard FTSE Emerging Markets ETF	10,770,316	4.6
87,363	Vanguard Long-Term Treasury ETF	4,790,987	2.0
9,146	Vanguard Russell 1000 Growth ETF	1,203,705	0.5
	Total Exchange-Traded Funds
	(Cost $57,951,146)	73,122,537	31.2
MUTUAL FUNDS: 70.2%
	Affiliated Investment Companies: 18.4%
1,609,294	Voya Intermediate Bond Fund - Class R6	14,065,229	6.0
181,285	Voya MI Dynamic Small Cap Fund - Class R6	2,907,806	1.2
1,372,413	Voya Multi-Manager International Equity Fund - Class I	17,690,399	7.6
31,693	Voya Small Cap Growth Fund - Class R6	1,741,229	0.7
368,806	Voya VACS Series EME Fund	6,730,715	2.9
		43,135,378	18.4

	Unaffiliated Investment Companies: 51.8%
460,752	Fidelity 500 Index Fund	121,518,783	51.8
	Total Mutual Funds
	(Cost $135,158,438)	164,654,161	70.2

	Total Long-Term Investments
	(Cost $193,109,584)	237,776,698	101.4

	Total Investments in Securities
	(Cost $193,109,584)	$237,776,698	101.4
	Liabilities in Excess of Other Assets	(3,342,403)	(1.4)
	Net Assets	$234,434,295	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$73,122,537	$—	$—	$73,122,537
Mutual Funds	164,654,161	—	—	164,654,161
Total Investments, at fair value	$237,776,698	$—	$—	$237,776,698
Other Financial Instruments+
Futures	6,950	—	—	6,950
Total Assets	$237,783,648	$—	$—	$237,783,648
Liabilities Table
Other Financial Instruments+
Futures	$(949)	$—	$—	$(949)
Total Liabilities	$(949)	$—	$—	$(949)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$10,788,162	$7,627,599	$(4,400,612)	$50,080	$14,065,229	$600,040	$(2,170)	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	3,287,979	(640,115)	259,942	2,907,806	17,563	39,949	268,826
Voya Multi-Manager International Equity Fund - Class I	15,650,120	11,753,775	(10,600,721)	887,225	17,690,399	328,416	1,202,899	1,239,948
Voya Small Cap Growth Fund - Class R6	—	1,897,247	(553,983)	397,965	1,741,229	—	116,088	90,831
Voya VACS Series EME Fund	5,825,032	2,734,540	(3,989,664)	2,160,807	6,730,715	410,596	1,111,463	236,475
	$32,263,314	$27,301,140	$(20,185,095)	$3,756,019	$43,135,378	$1,356,615	$2,468,229	$1,836,080

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2045 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	56	09/30/26	$6,003,813	$6,950
			$6,003,813	$6,950
Short Contracts:
3-month SOFR	(25)	12/15/26	(6,016,563)	(949)
			$(6,016,563)	$(949)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$6,950
Total Asset Derivatives		$6,950
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$949
Total Liability Derivatives		$949

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$73,828
Interest rate contracts	(42,344)
Total	$31,484

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(9,396)
Total	$(9,396)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $194,191,351.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$43,817,545
Gross Unrealized Depreciation	(226,196)
Net Unrealized Appreciation	$43,591,349

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 29.3%
64,048	iShares Core S&P Mid-Cap ETF	$4,777,981	4.1
307,756	Vanguard FTSE Developed Markets ETF	22,087,648	19.1
89,556	Vanguard FTSE Emerging Markets ETF	5,362,613	4.6
21,750	Vanguard Long-Term Treasury ETF	1,192,770	1.0
4,554	Vanguard Russell 1000 Growth ETF	599,352	0.5
	Total Exchange-Traded Funds (Cost $25,378,179)	34,020,364	29.3
MUTUAL FUNDS: 72.4%
	Affiliated Investment Companies: 17.7%
531,195	Voya Intermediate Bond Fund - Class R6	4,642,648	4.0
143,609	Voya MI Dynamic Small Cap Fund - Class R6	2,303,496	2.0
667,658	Voya Multi-Manager International Equity Fund - Class I	8,606,110	7.4
20,922	Voya Small Cap Growth Fund - Class R6	1,149,460	1.0
212,587	Voya VACS Series EME Fund	3,879,716	3.3
		20,581,430	17.7

	Unaffiliated Investment Companies: 54.7%
240,757	Fidelity 500 Index Fund	63,497,256	54.7
	Total Mutual Funds (Cost $69,352,619)	84,078,686	72.4

	Total Long-Term Investments (Cost $94,730,798)	118,099,050	101.7

	Total Investments in Securities (Cost $94,730,798)	$118,099,050	101.7
	Liabilities in Excess of Other Assets	(2,027,518)	(1.7)
	Net Assets	$116,071,532	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,020,364	$—	$—	$34,020,364
Mutual Funds	84,078,686	—	—	84,078,686
Total Investments, at fair value	$118,099,050	$—	$—	$118,099,050
Other Financial Instruments+
Futures	3,375	—	—	3,375
Total Assets	$118,102,425	$—	$—	$118,102,425
Liabilities Table
Other Financial Instruments+
Futures	$(473)	$—	$—	$(473)
Total Liabilities	$(473)	$—	$—	$(473)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$4,022,183	$3,003,322	$(2,375,161)	$(7,696)	$4,642,648	$221,365	$37,468	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	2,882,778	(775,160)	195,878	2,303,496	14,085	48,237	215,598
Voya Multi-Manager International Equity Fund - Class I	8,029,120	9,492,606	(8,909,394)	(6,222)	8,606,110	142,416	1,150,308	537,699
Voya Small Cap Growth Fund - Class R6	—	1,386,299	(488,145)	251,306	1,149,460	—	98,129	60,967
Voya VACS Series EME Fund	2,987,085	2,376,573	(2,291,554)	807,612	3,879,716	199,205	935,652	114,728
	$15,038,388	$19,141,578	$(14,839,414)	$1,240,878	$20,581,430	$577,071	$2,269,794	$928,992

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2050 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	28	09/30/26	$3,001,906	$3,375
			$3,001,906	$3,375
Short Contracts:
3-month SOFR	(12)	12/15/26	(2,887,950)	(473)
			$(2,887,950)	$(473)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$3,375
Total Asset Derivatives		$3,375
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$473
Total Liability Derivatives		$473

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$25,455
Interest rate contracts	(18,569)
Total	$6,886

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(4,901)
Total	$(4,901)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $95,421,564.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,717,981
Gross Unrealized Depreciation	(37,593)
Net Unrealized Appreciation	$22,680,388

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 29.9%
95,564	iShares Core S&P Mid-Cap ETF	$7,129,074	4.6
419,200	Vanguard FTSE Developed Markets ETF	30,085,984	19.3
118,777	Vanguard FTSE Emerging Markets ETF	7,112,367	4.5
28,846	Vanguard Long-Term Treasury ETF	1,581,915	1.0
6,040	Vanguard Russell 1000 Growth ETF	794,924	0.5
	Total Exchange-Traded Funds (Cost $36,345,329)	46,704,264	29.9
MUTUAL FUNDS: 71.1%
	Affiliated Investment Companies: 16.1%
356,829	Voya Intermediate Bond Fund - Class R6	3,118,687	2.0
192,961	Voya MI Dynamic Small Cap Fund - Class R6	3,095,096	2.0
925,562	Voya Multi-Manager International Equity Fund - Class I	11,930,497	7.7
28,113	Voya Small Cap Growth Fund - Class R6	1,544,521	1.0
290,719	Voya VACS Series EME Fund	5,305,630	3.4
		24,994,431	16.1

	Unaffiliated Investment Companies: 55.0%
325,340	Fidelity 500 Index Fund	85,805,265	55.0
	Total Mutual Funds (Cost $90,518,631)	110,799,696	71.1

	Total Long-Term Investments (Cost $126,863,960)	157,503,960	101.0

	Total Investments in Securities (Cost $126,863,960)	$157,503,960	101.0
	Liabilities in Excess of Other Assets	(1,566,187)	(1.0)
	Net Assets	$155,937,773	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,704,264	$—	$—	$46,704,264
Mutual Funds	110,799,696	—	—	110,799,696
Total Investments, at fair value	$157,503,960	$—	$—	$157,503,960
Other Financial Instruments+
Futures	4,588	—	—	4,588
Total Assets	$157,508,548	$—	$—	$157,508,548
Liabilities Table
Other Financial Instruments+
Futures	$(631)	$—	$—	$(631)
Total Liabilities	$(631)	$—	$—	$(631)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$4,078,573	$2,458,663	$(3,470,327)	$51,778	$3,118,687	$201,014	$5,094	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	3,654,991	(832,395)	272,500	3,095,096	19,106	47,787	292,444
Voya Multi-Manager International Equity Fund - Class I	10,859,148	10,322,998	(9,313,737)	62,088	11,930,497	267,011	1,118,758	1,008,112
Voya Small Cap Growth Fund - Class R6	—	1,749,564	(558,079)	353,036	1,544,521	—	112,207	82,604
Voya VACS Series EME Fund	4,038,944	2,821,826	(3,113,216)	1,558,076	5,305,630	317,408	864,033	182,805
	$18,976,665	$21,008,042	$(17,287,754)	$2,297,478	$24,994,431	$804,539	$2,147,879	$1,565,965

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2055 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	37	09/30/26	$3,966,805	$4,588
			$3,966,805	$4,588
Short Contracts:
3-month SOFR	(16)	12/15/26	(3,850,600)	(631)
			$(3,850,600)	$(631)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$4,588
Total Asset Derivatives		$4,588
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$631
Total Liability Derivatives		$631

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$47,117
Interest rate contracts	(25,875)
Total	$21,242

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(6,635)
Total	$(6,635)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $127,305,348.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,235,507
Gross Unrealized Depreciation	(32,937)
Net Unrealized Appreciation	$30,202,570

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 31.0%
43,301	iShares Core S&P Mid-Cap ETF	$3,230,255	4.7
194,942	Vanguard FTSE Developed Markets ETF	13,990,987	20.2
53,819	Vanguard FTSE Emerging Markets ETF	3,222,682	4.6
13,070	Vanguard Long-Term Treasury ETF	716,759	1.0
2,737	Vanguard Russell 1000 Growth ETF	360,216	0.5
	Total Exchange-Traded Funds (Cost $16,475,440)	21,520,899	31.0
MUTUAL FUNDS: 71.1%
	Affiliated Investment Companies: 15.1%
119,115	Voya Intermediate Bond Fund - Class R6	1,041,061	1.5
85,873	Voya MI Dynamic Small Cap Fund - Class R6	1,377,395	2.0
392,217	Voya Multi-Manager International Equity Fund - Class I	5,055,674	7.3
12,510	Voya Small Cap Growth Fund - Class R6	687,319	1.0
126,243	Voya VACS Series EME Fund	2,303,929	3.3
		10,465,378	15.1

	Unaffiliated Investment Companies: 56.0%
147,409	Fidelity 500 Index Fund	38,877,649	56.0
	Total Mutual Funds (Cost $40,739,076)	49,343,027	71.1
	Total Long-Term Investments (Cost $57,214,516)	70,863,926	102.1
	Total Investments in Securities (Cost $57,214,516)	$70,863,926	102.1
	Liabilities in Excess of Other Assets	(1,457,173)	(2.1)
	Net Assets	$69,406,753	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,520,899	$—	$—	$21,520,899
Mutual Funds	49,343,027	—	—	49,343,027
Total Investments, at fair value	$70,863,926	$—	$—	$70,863,926
Other Financial Instruments+
Futures	2,092	—	—	2,092
Total Assets	$70,866,018	$—	$—	$70,866,018
Liabilities Table
Other Financial Instruments+
Futures	$(276)	$—	$—	$(276)
Total Liabilities	$(276)	$—	$—	$(276)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$1,764,162	$1,208,898	$(1,930,368)	$(1,631)	$1,041,061	$85,063	$33,257	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	1,728,298	(467,678)	116,775	1,377,395	8,667	22,160	132,664
Voya Multi-Manager International Equity Fund - Class I	4,703,984	5,979,867	(5,539,424)	(88,753)	5,055,674	121,278	612,622	457,890
Voya Small Cap Growth Fund - Class R6	—	827,591	(288,509)	148,237	687,319	—	57,828	37,384
Voya VACS Series EME Fund	1,748,484	1,718,194	(1,587,032)	424,283	2,303,929	150,177	654,326	86,492
	$8,216,630	$11,462,848	$(9,813,011)	$598,911	$10,465,378	$365,185	$1,380,193	$714,430

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	17	09/30/26	$1,822,586	$2,092
			$1,822,586	$2,092
Short Contracts:
3-month SOFR	(7)	12/15/26	(1,684,638)	(276)
			$(1,684,638)	$(276)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,092
Total Asset Derivatives		$2,092
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$276
Total Liability Derivatives		$276

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$23,318
Interest rate contracts	(12,796)
Total	$10,522

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,577)
Total	$(2,577)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $57,489,800. Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,395,024
Gross Unrealized Depreciation	(19,083)
Net Unrealized Appreciation	$13,375,941

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.8%
21,483	iShares Core S&P Mid-Cap ETF	$1,602,632	4.6
96,718	Vanguard FTSE Developed Markets ETF	6,941,451	20.1
26,701	Vanguard FTSE Emerging Markets ETF	1,598,856	4.6
6,485	Vanguard Long-Term Treasury ETF	355,637	1.0
1,358	Vanguard Russell 1000 Growth ETF	178,726	0.5
	Total Exchange-Traded Funds (Cost $8,492,702)	10,677,302	30.8
MUTUAL FUNDS: 70.8%
	Affiliated Investment Companies: 15.3%
59,558	Voya Intermediate Bond Fund - Class R6	520,539	1.5
42,940	Voya MI Dynamic Small Cap Fund - Class R6	688,764	2.0
200,351	Voya Multi-Manager International Equity Fund - Class I	2,582,521	7.4
6,256	Voya Small Cap Growth Fund - Class R6	343,702	1.0
63,814	Voya VACS Series EME Fund	1,164,610	3.4
		5,300,136	15.3

	Unaffiliated Investment Companies: 55.5%
72,933	Fidelity 500 Index Fund	19,235,239	55.5
	Total Mutual Funds (Cost $20,546,705)	24,535,375	70.8

	Total Long-Term Investments (Cost $29,039,407)	35,212,677	101.6

	Total Investments in Securities (Cost $29,039,407)	$35,212,677	101.6
	Liabilities in Excess of Other Assets	(561,016)	(1.6)
	Net Assets	$34,651,661	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,677,302	$—	$—	$10,677,302
Mutual Funds	24,535,375	—	—	24,535,375
Total Investments, at fair value	$35,212,677	$—	$—	$35,212,677
Other Financial Instruments+
Futures	615	—	—	615
Total Assets	$35,213,292	$—	$—	$35,213,292
Liabilities Table
Other Financial Instruments+
Futures	$(363)	$—	$—	$(363)
Total Liabilities	$(363)	$—	$—	$(363)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$640,955	$539,607	$(661,420)	$1,397	$520,539	$30,227	$5,100	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	851,898	(218,808)	55,674	688,764	3,522	8,342	53,913
Voya Multi-Manager International Equity Fund - Class I	2,072,984	3,361,800	(2,863,292)	11,029	2,582,521	51,037	250,185	192,693
Voya Small Cap Growth Fund - Class R6	—	410,938	(136,738)	69,502	343,702	—	17,501	15,034
Voya VACS Series EME Fund	767,047	1,067,927	(893,796)	223,432	1,164,610	64,184	262,793	36,966
	$3,480,986	$6,232,170	$(4,774,054)	$361,034	$5,300,136	$148,970	$543,921	$298,606

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2065 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	9	09/30/26	$1,859,063	$615
			$1,859,063	$615
Short Contracts:
3-month SOFR	(7)	12/15/26	(1,684,638)	(363)
			$(1,684,638)	$(363)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$615
Total Asset Derivatives		$615

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$363
Total Liability Derivatives		$363

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$14,579
Interest rate contracts	4,982
Total	$19,561

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,637)
Total	$(1,637)

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $29,146,361.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,076,473
Gross Unrealized Depreciation	(9,905)
Net Unrealized Appreciation	$6,066,568

See Accompanying Notes to Financial Statements

Voya Target Retirement 2070 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.0%
3,102	iShares Core S&P Mid- Cap ETF	$231,409	4.5
13,966	Vanguard FTSE Developed Markets ETF	1,002,340	19.5
3,856	Vanguard FTSE Emerging Markets ETF	230,897	4.5
936	Vanguard Long-Term Treasury ETF	51,330	1.0
196	Vanguard Russell 1000 Growth ETF	25,796	0.5
	Total Exchange-Traded Funds (Cost $1,330,679)	1,541,772	30.0
MUTUAL FUNDS: 70.0%
	Affiliated Investment Companies: 15.9%
8,829	Voya Intermediate Bond Fund - Class R6	77,163	1.5
6,367	Voya MI Dynamic Small Cap Fund - Class R6	102,123	2.0
31,773	Voya Multi-Manager International Equity Fund - Class I	409,551	7.9
928	Voya Small Cap Growth Fund - Class R6	50,961	1.0
9,798	Voya VACS Series EME Fund	178,822	3.5
		818,620	15.9

	Unaffiliated Investment Companies: 54.1%
10,559	Fidelity 500 Index Fund	2,784,909	54.1
	Total Mutual Funds (Cost $3,141,114)	3,603,529	70.0
	Total Long-Term Investments (Cost $4,471,793)	5,145,301	100.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
10,475(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.510%	$10,475	0.2
	Total Short-Term Investments (Cost $10,475)	10,475	0.2
	Total Investments in Securities (Cost $4,482,268)	$5,155,776	100.2
	Liabilities in Excess of Other Assets	(9,167)	(0.2)
	Net Assets	$5,146,609	100.0

(1)    Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements

Voya Target Retirement 2070 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,541,772	$—	$—	$1,541,772
Mutual Funds	3,603,529	—	—	3,603,529
Short-Term Investments	10,475	—	—	10,475
Total Investments, at fair value	$5,155,776	$—	$—	$5,155,776
Other Financial Instruments+
Futures	68	—	—	68
Total Assets	$5,155,844	$—	$—	$5,155,844
Liabilities Table
Other Financial Instruments+
Futures	$(52)	$—	$—	$(52)
Total Liabilities	$(52)	$—	$—	$(52)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended May 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 8/08/2025	at Cost	at Cost	(Depreciation)	5/31/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$—	$136,729	$(59,018)	$(548)	$77,163	$3,173	$338	$—
Voya MI Dynamic Small Cap Fund
- Class R6	—	99,075	(5,542)	8,590	102,123	467	163	7,153
Voya Multi-Manager International
Equity Fund - Class I	—	639,241	(260,143)	30,453	409,551	6,557	(3,438)	24,758
Voya Small Cap Growth Fund -
Class R6	—	47,540	(6,535)	9,956	50,961	—	1,302	1,967
Voya VACS Series EME Fund	—	223,424	(79,695)	35,093	178,822	8,257	20,883	4,755
	$—	$1,146,009	$(410,933)	$83,544	$818,620	$18,454	$19,248	$38,633

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2070 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1	09/30/26	$206,563	$68
			$206,563	$68
Short Contracts:
3-month SOFR	(1)	12/15/26	(240,663)	(52)
			$(240,663)	$(52)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2070 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$68
Total Asset Derivatives		$68

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$52
Total Liability Derivatives		$52

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended May 31, 2026 was as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$16
Total	$16

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $4,490,088.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$666,956
Gross Unrealized Depreciation	(1,252)
Net Unrealized Appreciation	$665,704

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2026 were as follows:

		Per Share
Fund Name	Type	Amount
Voya Target In-Retirement Fund
Class A	NII	$0.3989
Class I	NII	$0.4413
Class R	NII	$0.3709
Class R6	NII	$0.4332
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2030 Fund
Class A	NII	$0.5001
Class I	NII	$0.5732
Class R	NII	$0.4559
Class R6	NII	$0.5341
All Classes	STCG	$0.0662
All Classes	LTCG	$0.6652
Voya Target Retirement 2035 Fund
Class A	NII	$0.4091
Class I	NII	$0.4695
Class R	NII	$0.3736
Class R6	NII	$0.4446
All Classes	STCG	$0.1464
All Classes	LTCG	$0.7823
Voya Target Retirement 2040 Fund
Class A	NII	$0.4331
Class I	NII	$0.5117
Class R	NII	$0.3895
Class R6	NII	$0.4667
All Classes	STCG	$0.0652
All Classes	LTCG	$1.5380
Voya Target Retirement 2045 Fund
Class A	NII	$0.3810
Class I	NII	$0.5085
Class R	NII	$0.3439
Class R6	NII	$0.4202
All Classes	STCG	$0.2056
All Classes	LTCG	$1.1357

		Per Share
Fund Name	Type	Amount
Voya Target Retirement 2050 Fund
Class A	NII	$0.3674
Class I	NII	$0.4389
Class R	NII	$0.3213
Class R6	NII	$0.4067
All Classes	STCG	$0.1535
All Classes	LTCG	$1.8922
Voya Target Retirement 2055 Fund
Class A	NII	$0.3788
Class I	NII	$0.4435
Class R	NII	$0.3419
Class R6	NII	$0.4150
All Classes	STCG	$0.2481
All Classes	LTCG	$1.1448
Voya Target Retirement 2060 Fund
Class A	NII	$0.3503
Class I	NII	$0.3988
Class R	NII	$0.3126
Class R6	NII	$0.3847
All Classes	STCG	$0.2718
All Classes	LTCG	$1.4668
Voya Target Retirement 2065 Fund
Class A	NII	$0.3010
Class I	NII	$0.3265
Class R	NII	$0.2721
Class R6	NII	$0.3324
All Classes	STCG	$0.4079
All Classes	LTCG	$1.1244
Voya Target Retirement 2070 Fund
Class A	NII	$0.1763
Class I	NII	$0.1860
Class R	NII	$0.1657
Class R6	NII	$0.1857
All Classes	STCG	$0.0019
All Classes	LTCG	$-

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2026, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	6.34%
Voya Target Retirement 2030 Fund	13.24%
Voya Target Retirement 2035 Fund	15.51%
Voya Target Retirement 2040 Fund	14.17%
Voya Target Retirement 2045 Fund	18.58%
Voya Target Retirement 2050 Fund	17.38%
Voya Target Retirement 2055 Fund	18.11%
Voya Target Retirement 2060 Fund	17.10%
Voya Target Retirement 2065 Fund	15.31%
Voya Target Retirement 2070 Fund	15.43%

TAX INFORMATION (Unaudited) (continued)

For the year ended May 31, 2026, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	13.11%
Voya Target Retirement 2030 Fund	24.57%
Voya Target Retirement 2035 Fund	29.40%
Voya Target Retirement 2040 Fund	28.32%
Voya Target Retirement 2045 Fund	34.79%
Voya Target Retirement 2050 Fund	32.11%
Voya Target Retirement 2055 Fund	33.81%
Voya Target Retirement 2060 Fund	31.76%
Voya Target Retirement 2065 Fund	29.11%
Voya Target Retirement 2070 Fund	32.96%

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target Retirement 2030 Fund	$8,061,200
Voya Target Retirement 2035 Fund	$12,351,470
Voya Target Retirement 2040 Fund	$11,793,773
Voya Target Retirement 2045 Fund	$13,837,859
Voya Target Retirement 2050 Fund	$11,311,272
Voya Target Retirement 2055 Fund	$9,593,347
Voya Target Retirement 2060 Fund	$5,938,508
Voya Target Retirement 2065 Fund	$2,139,403

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$26,032
Voya Target Retirement 2030 Fund	$49,217
Voya Target Retirement 2035 Fund	$75,173
Voya Target Retirement 2040 Fund	$46,472
Voya Target Retirement 2045 Fund	$82,105
Voya Target Retirement 2050 Fund	$44,354
Voya Target Retirement 2055 Fund	$61,215
Voya Target Retirement 2060 Fund	$26,922
Voya Target Retirement 2065 Fund	$10,866
Voya Target Retirement 2070 Fund	$713

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2026:

TAX INFORMATION (Unaudited) (continued)

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Target In-Retirement Fund	$71,929	$0.0034	7.57%
Voya Target Retirement 2030 Fund	$88,167	$0.0066	10.72%
Voya Target Retirement 2035 Fund	$142,456	$0.0085	14.22%
Voya Target Retirement 2040 Fund	$91,677	$0.0105	13.55%
Voya Target Retirement 2045 Fund	$150,945	$0.0114	15.89%
Voya Target Retirement 2050 Fund	$75,922	$0.0115	13.14%
Voya Target Retirement 2055 Fund	$115,225	$0.0130	16.96%
Voya Target Retirement 2060 Fund	$51,662	$0.0120	14.90%
Voya Target Retirement 2065 Fund	$21,193	$0.0087	13.89%
Voya Target Retirement 2070 Fund	$2,267	$0.0053	19.29%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167983 (0526)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $51,045 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: August 4, 2026